REGISTRATION NO. 333-14927
                                                     REGISTRATION NO. 811-7883

- - ---------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Pre-Effective Amendment No.......

                        Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 3

                                   ICON Funds
               (Exact Name Of Registrant As Specified In Charter)

12835 East Arapahoe Road Tower II Englewood, Colorado 80112
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (303) 790-1600

                              Erik L. Jonson
12835 East Arapahoe Road Tower II Englewood, Colorado 80112

                     (Name and Address of Agent for Service)

                                  With copy to:
                        Charles W. Lutter, Jr., Attorney
                   103 Canyon Oaks, San Antonio, TX 78232-1305

APPROXIMATE  DATE  OF  PROPOSED  OFFERING:

It is proposed that this filing will become effective:

/   / immediately upon filing pursuant to paragraph (b)

/ X / on December 15, 1998 pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933. All series of ICON Funds experienced net redemptions during the reporting period.The Rule 24f-2 Notice for the most recent fiscal year of ICON Funds will be filed in the near future.



EXHIBIT INDEX ON PAGE .......

                                   ICON FUNDS

                              CROSS REFERENCE SHEET
                                    FORM N-1A
                                   ICON FUNDS

                              CROSS REFERENCE SHEET
                                    FORM N-1A

ITEM                       SECTION IN PROSPECTUS



1..........................Cover Page
2..........................Summary of Fund Expenses
3..........................Financial Highlights
4..........................The Trust, Investment Objective and Strategies,
 ..........................Investment Policies and Techniques and Risk
 ..........................Considerations
5..........................Management of the Fund
5A.........................None
6..........................Cover Page, Dividends and Distributions, Taxes,
 ..........................The Trust
7..........................How to Invest in the Fund, Share Price
 ..........................Calculation
8..........................How to Redeem Shares
9..........................None



ITEM                       SECTION IN STATEMENT OF ADDITIONAL INFORMATION


10.........................Cover Page
11.........................Table of Contents
12.........................Description of the Trust
13.........................Investment Restrictions, Additional Information
 ...........................About Fund Investments and Risk Considerations
14.........................Trustees and Officers
15.........................Administrative Services, The Investment
 ...........................Adviser
16.........................The Investment Adviser, Custodian, Transfer
 ...........................Agent, Independent Accountants and Counsel,
 ...........................Administrative Services
17.........................Portfolio Transactions
18.........................Description of the Trust
19.........................Determination of Share Price
20.........................Tax Status
21.........................Distributor
22.........................Calculation of Performance Data
23.........................Financial Statements

- - ---------------------------------------------------------------------------
                                     PART A

                                   PROSPECTUS
- - ---------------------------------------------------------------------------

                                   ICON FUNDS

                                   PROSPECTUS


                                 December 15, 1998



     U.S. EQUITY FUNDS                         INTERNATIONAL EQUITY FUNDS
ICON Basic Materials Fund                    ICON Asia Region Fund
ICON Capital Goods Fund                      ICON South Pacific Region Fund
ICON Consumer Cyclicals Fund                 ICON North Europe Region Fund
ICON Consumer Staples Fund                   ICON South Europe Region Fund
ICON Energy Fund                             ICON Western Hemisphere Fund
ICON Financial Services Fund
ICON Healthcare Fund
ICON Leisure Fund                                 FIXED INCOME FUND
ICON Technology Fund                          ICON Short-Term Fixed Income Fund
ICON Telecommunication & Utilities Fund
ICON Transportation Fund


                 C/O MERIDIAN INVESTMENT MANAGEMENT CORPORATION
                       12835 EAST ARAPAHOE ROAD, TOWER II
                            ENGLEWOOD, COLORADO 80112


               FOR INFORMATION, SHAREHOLDER SERVICES AND REQUESTS:
                                1-888-389-4266



     This prospectus presents information that a prospective investor should know about the various series of the ICON Funds (the "Trust"). Each Fund is a portfolio of the Trust, a non-diversified, open-end management investment company ("Fund" or collectively the "Funds"). The Funds were designed for use by institutional money managers who have discretionary authority to direct investments on behalf of the beneficial owners of fund shares. Beginning December 15, 1998, investors may purchase shares of the Funds without using the services of a money manager. The Short-Term Fixed Income Fund objective is to attain high current income consistent with preservation of capital. The other Funds are designed to provide long-term capital appreciation with respect to the sectors selected by the money managers; and, a Fund may not contain significant assets at times when money managers place client funds in other sectors. The Trust will report performance of each Fund. Investors who have their assets managed should consider the performance of their investment adviser independent of fund performance.

Shares of the Funds are offered on a "no-load" basis which means there are no sales charges or commissions. The Funds are distributed by Meridian Clearing Corporation.

     A Statement of Additional Information dated December 15, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available free from ICON Funds upon written request at the address set forth above or by calling 1-888-389-4266.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR, HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY.............................................................3

SUMMARY OF FUND EXPENSES.......................................................6
FINANCIAL HIGHLIGHTS...........................................................7
         U.S. Equity Funds.....................................................7
         International Equity Funds............................................8
         Fixed Income Fund ................................................... 9
INVESTMENT OBJECTIVE AND STRATEGIES...........................................10
         U.S. Equity Funds....................................................10
                  ICON Basic Materials Fund...................................10
                  ICON Capital Goods Fund.....................................10
                  ICON Consumer Cyclicals Fund................................11
                  ICON Consumer Staples Fund..................................11
                  ICON Energy Fund............................................11
                  ICON Financial Services Fund................................11
                  ICON Healthcare Fund........................................12
                  ICON Leisure Fund...........................................12
                  ICON Technology Fund........................................12
                  ICON Telecommunication & Utilities Fund.....................13
                  ICON Transportation Fund....................................13

         International Equity Funds...........................................13
                  ICON Asia Region Fund.......................................14
                  ICON South  Pacific Region Fund.............................15
                  ICON North Europe Region Fund...............................17
                  ICON South Europe Region Fund...............................19
                  ICON Western Hemisphere Fund................................21

         Fixed Income Fund....................................................22
                  ICON Short-Term Fixed Income Fund...........................22

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS....................22

TYPES OF INVESTMENT RISK......................................................26

RISKS OF INTERNATIONAL INVESTING..............................................27

SPECIAL CONSIDERATIONS........................................................28

HOW TO INVEST IN THE FUND.....................................................29

HOW TO REDEEM SHARES..........................................................30

HOW TO MAKE EXCHANGES.........................................................31

SHARE PRICE CALCULATION.......................................................31

DIVIDENDS AND TAXES...........................................................31

THE TRUST.....................................................................33

MANAGEMENT OF THE FUNDS.......................................................32

PERFORMANCE INFORMATION.......................................................34

                               PROSPECTUS SUMMARY

The information summarized below is qualified in its entirety by the more detailed information set forth below in this Prospectus.

The Trust..................................  ICON  Funds  (the  "Trust")  is  an
                                             open-end   management    investment
                                             company.  It  is  registered  as an
                                             investment    company   under   the
                                             Investment  Company Act of 1940, as
                                             amended (the "1940 Act"). The Trust
                                             consists  of,  and on a  continuous
                                             basis issues,  redeemable shares of
                                             numerous separate,  non-diversified
                                             portfolios  each of  which  has its
                                             own   investment   objectives   and
                                             policies  (commonly  referred to as
                                             "mutual funds"). The portfolios are
                                             designed  to serve a wide  range of
                                             investor needs.

The Funds..................................  The  following  Funds  are  offered through this Prospectus:

                                             U.S. EQUITY FUNDS

                                             ICON  Basic   Materials  Fund  ICON
                                             Capital  Goods  Fund ICON  Consumer
                                             Cyclicals    Fund   ICON   Consumer
                                             Staples  Fund ICON Energy Fund ICON
                                             Financial    Services   Fund   ICON
                                             Healthcare  Fund ICON  Leisure Fund
                                             ICON     Technology    Fund    ICON
                                             Telecommunication  & Utilities Fund
                                             ICON Transportation Fund

                                             INTERNATIONAL   EQUITY  FUNDS  ICON
                                             Asia Region Fund ICON South Pacific
                                             Region   Fund  ICON  North   Europe
                                             Region   Fund  ICON  South   Europe
                                             Region Fund ICON Western Hemisphere
                                             Fund

                                             FIXED INCOME FUND
                                             ICON Short-Term Fixed Income Fund

U.S. Equity Funds -- Investment............. The  investment  objective  of  the
Objective                                    U.S.  Equity  Funds  is to  provide
                                             long-term   capital   appreciation.
                                             Each  Fund  seeks  to  achieve  its
                                             objective by investing primarily in
                                             equity securities, including common
                                             stock  and  securities  convertible
                                             into common stock  of U.S. issuers.

International Equity Funds -- Investment.... The  investment  objective  of  the
Objective                                    International  Equity  Funds  is to
                                             provide      long-term      capital
                                             appreciation.  Each  Fund  seeks to
                                             achieve its  objective by investing
                                             primarily   in  equity   securities
                                             including    common    stocks   and
                                             securities  convertible into common
                                             stocks of foreign issuers.

Fixed Income Fund -- Investment............. The  investment  objective  of  the
Objective                                    Fixed  Income  Fund  is to  provide
                                             high current income consistent with
                                             the preservation of capital.

The Investment Advisor.....................  Meridian   Investment    Management
                                             Corporation,  12835  East  Arapahoe
                                             Road,    Tower    II,    Englewood,
                                             Colorado,    ("Meridian"   or   the
                                             "Advisor")  has  been  selected  to
                                             serve as the investment  advisor to
                                             carry   out  the   investment   and
                                             reinvestment of  the Funds' assets.

The Investment Sub-Advisor.................  Wellington Management Company, LLP,
                                             75    State     Street,     Boston,
                                             Massachusetts          ("Wellington
                                             Management"  or the  "Sub-Advisor")
                                             has been  retained  to serve as the
                                             Sub-Advisor to the Short-Term Fixed
                                             Income Fund.


The Administrator..........................  The  Funds have  retained Meridian and AmeriPrime Financial Services,
                                             Incorporated,   1793     Kingswood
                                             Drive,    Suite   200,  Southlake,
                                             Texas,      ("AmeriPrime"       or
                                             collectively the "Administrators")
                                             as the co-administrators to manage
                                             the Funds' business affairs.


Purpose of the Trust......................   Meridian   is  a  sponsor   of  the
                                             Funds offered by  this  prospectus.
                                             The   Funds    were    created   so
                                             investment   advisory   clients  of
                                             Meridian   and   other    similarly
                                             situated  investment advisers would
                                             have  available  to  them  no  load
                                             sector  funds  focusing on selected
                                             industries  or  countries;  and  so
                                             the  investment  advisers  may move
                                             money  freely from sector to sector
                                             on behalf of their clients  without
                                             the  limitations  imposed  by  many
                                             fund groups  where large  movements
                                             of money in and out of a fund could
                                             disrupt  portfolio  management  and
                                             performance.

Who May Purchase Fund Shares...............  The  Funds are  directly  available to  the  public  after  December 15,
                                             1998.  They  were  established   to
                                             provide  broadly  based  investment
                                             opportunities  in various  domestic
                                             sectors  and in the  main  security
                                             markets of the world for investment
                                             portfolios  managed by professional
                                             fiduciaries   such   as   trustees,
                                             investment   advisers   and   other
                                             persons and institutions  acting in
                                             a fiduciary capacity. The Funds are
                                             designed to enable  fiduciaries  to
                                             comply    with   the   rule    that
                                             investments   made  by  fiduciaries
                                             should be  selected  with the care,
                                             skill  and  caution  that  would be
                                             exercised by a prudent person based
                                             on   their    clients    investment
                                             objectives.

Special Consideration......................  Shares    of    the    Funds    are
                                             available      to      professional
                                             advisers / fiduciaries  who  may be
                                             directing the  movements  of  large
                                             amounts of money.   In this regard,
                                             investors  should be aware that  a
                                             Fund      may      not      contain
                                             significant  assets  at times  when
                                             money  managers  place their client
                                             funds  in  other  sectors.  To  the
                                             extent  an  investor  remains  in a
                                             Fund  without  significant  assets,
                                             that  investor's  holding  would be
                                             exposed      to      bearing      a
                                             proportionately  greater portion of
                                             the    Fund's    expenses    and/or
                                             distributions,  potentially eroding
                                             the investment  and/or exposing the
                                             investor  to  additional  taxes  in
                                             respect to the distributions.


The Distributor............................  Meridian Clearing Corporation 12835
                                             East   Arapahoe   Road   Tower  II,
                                             Englewood, Colorado 80112, ("MCC"
                                             or the "Distributor") has agreed to
                                             act    as    Distributor    as   an
                                             accommodation   for  the  Trust  in
                                             connection  with acting as agent in
                                             the   various   states   and   with
                                             clearing promotional materials with
                                             appropriate regulatory authorities.


How to Purchase Funds Shares...............  There  is no  sales  charge  on the purchase of Fund shares. Shares may
                                             be  purchased  by  contacting   the
                                            Transfer  Agent at  1-800-764-0442 .
                                             Shares   of   any  Funds   may   be
                                             purchased at  the  net asset  value
                                             per  share  next  determined  after
                                             receipt of the purchase  order.  An
                                             investor may invest any amount  as
                                             often as it wishes;  however,  the
                                             minimum amount it may place  in any
                                             one Fund  is $1,000.  Subject  to
                                             the   minimum    investment amount,
                                             shares  may  also  be  purchased by
                                             exchange.


Redemptions................................  Shares  may  be  redeemed  directly from a Fund at the net asset  value
                                             per  share  next  determined  after
                                             receipt of the  redemption  request
                                             in good order.

Exchange Privilege.........................  Shares   of   the   Funds   may  be
                                             exchanged  for  shares  of  certain
                                             other funds  managed by the Advisor
                                             at  the  net   asset   value   next
                                             determined  after  receipt  of  the
                                             exchange request.

Shareholder Communication..................  Each   shareholder   will   receive
                                             annual  and   semi-annual   reports
                                             containing  financial   statements,
                                             and  a  statement  confirming  each
                                             share    transaction.     Financial
                                             statements   included   in   annual
                                             reports  will  be  audited  by  the
                                             Trust's  independent   accountants.
                                             Where     possible,     shareholder
                                             confirmations      and      account
                                             statements  will   consolidate  all
                                             ICON   Funds    holdings   of   the
                                             shareholder.

Special Risk Considerations................  International    investments   pose
                                             additional risks including currency
                                             exchange rate fluctuation, currency
                                             revaluation and political risks.

Transfer Agent and Custodian...............  Firstar Trust Company, Incorporated
                                             is  located  at 615  East  Michigan
                                             Street, Milwaukee, Wisconsin 53202.

THE PROSPECTUSES OF THE FUNDS ARE COMBINED IN THIS PROSPECTUS. EACH FUND OFFERS ONLY ITS OWN SHARES, YET IT IS POSSIBLE THAT A FUND MIGHT BECOME LIABLE FOR A MISSTATEMENT IN THE PROSPECTUS OF ANOTHER FUND. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS IN APPROVING THE USE OF A COMBINED PROSPECTUS.

                            SUMMARY OF FUND EXPENSES

     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund. The expense information is based on actual results for the time each fund was open during the fiscal period ending September 30, 1998. With respect to Funds which have not yet commenced investment operations, marked with an asterisk, expense information is based on estimated amounts expected for the first fiscal year. The expenses are expressed as a percentage of average net assets. The example should not be considered a representation of future Fund performance or expenses, both of which may vary from the example.

Shareholders should be aware that each Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.

THE TABLES DO NOT REFLECT THE PAYMENT OF ANY ADDITIONAL FEES AN INVESTOR WILL PAY TO THE PROFESSIONAL ADVISER/FIDUCIARY RESPONSIBLE FOR THE INVESTORS PURCHASE OF FUND SHARES. SUCH FEES SHOULD BE CONSIDERED ALONG WITH FUND AND OTHER EXPENSES INCURRED BY THE INVESTOR.

                                             ICON            ICON          ICON
                                             U.S.      INTERNATIONAL  SHORT-TERM
                                            EQUITY         EQUITY   FIXED INCOME
SHAREHOLDER TRANSACTION EXPENSES            FUNDS           FUNDS          FUND
- ---------------------------------           -----           -----        ----
  Sales Load Imposed on Purchases             None           None           None
  Deferred Sales Load                         None           None           None
  Redemption Fees                             None           None           None
  Exchange Fees                               None           None           None


                                                                      TOTAL FUND
ANNUAL FUND OPERATING EXPENSES           MANAGEMENT        OTHER       OPERATING
(AS A PERCENTAGE OF AVERAGE NET ASSETS)   FEES            EXPENSES      EXPENSES


U.S. Equity Funds
ICON Basic Materials Fund                 1.00%             0.33%         1.33%
ICON Capital Goods Fund*                  1.00%             0.45%         1.45%
ICON Consumer Cyclicals Fund              1.00%             0.37%         1.37%
ICON Consumer Staples Fund*               1.00%             0.45%         1.45%
ICON Energy Fund (annualized)             1.00%             0.20%         1.20%
ICON Financial Services Fund              1.00%             0.33%         1.33%
ICON Healthcare Fund                      1.00%             0.24%         1.24%
ICON Leisure Fund                         1.00%             0.30%         1.30%
ICON Technology Fund                      1.00%             0.31%         1.31%
ICON Telecommunication & Utilities Fund   1.00%             0.34%         1.34%
ICON Transportation Fund                  1.00%             0.41%         1.41%

International  Equity Funds

ICON Asia Region Fund                     1.00%             0.65%         1.65%
ICON South Pacific Region Fund*           1.00%             0.65%         1.65%
ICON North Europe Region Fund             1.00%             0.54%         1.54%
ICON South Europe Region Fund**           1.00%             0.56%         1.56%
ICON Western Hemisphere Fund*             1.00%             0.65%         1.65%

Fixed Income Fund

ICON Short-Term Fixed Income Fund***      0.65%            (0.54%)         0.11%




The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Funds.

     * Estimated amounts expected for the first fiscal year
     ** Includes reimbursememt from co-administrator for fees and expenses. If these fees and expenses had not been reimbursed, the ratio of expenses to average net assets would have been 2.10%.
     *** Includes change in accounting estimate for overaccrual of expenses of $127,000. If this change had not been made the ratio of expenses to average net assets would have been 0.84%


HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each time period:

FUND                                                1 YEAR              3 YEARS


U.S. Equity Funds
ICON Basic Materials Fund                             $14                  $44
ICON Capital Goods Fund                               $15                  $46
ICON Consumer Cyclicals Fund                          $14                  $45
ICON Consumer Staples Fund                            $15                  $46
ICON Energy Fund                                      $13                  $40
ICON Financial Services Fund                          $14                  $44
ICON Healthcare Fund                                  $13                  $41
ICON Leisure Fund                                     $14                  $43
ICON Technology Fund                                  $14                  $43
ICON Telecommunication & Utilities Fund               $14                  $44
ICON Transportation Fund                              $15                  $47

International  Equity Funds

ICON Asia Region Fund                                 $17                  $55
ICON South  Pacific Region Fund                       $17                  $55
ICON North Europe Region Fund                         $16                  $51
ICON South Europe Region Fund(computed after reimbursement)
                                                      $16                  $52
ICON Western Hemisphere Fund                          $17                  $52

Fixed Income Fund

ICON Short-Term Fixed Income Fund(computed after adjustment)
                                                       $8                  $28



                              FINANCIAL HIGHLIGHTS
                            ICON BASIC MATERIALS FUND


     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 5, 1997(commencement of operations) through September 30, 1997 and the fiscal year ended September 30, 1998 have been audited by PricewaterhouseCooper LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report. 1998 1997

Net asset value,
  beginning of period                      $10.90            $10.00

Income from investment operations:
  Net investment income (loss)              0.02            (0.01)
  Net gains or (losses) on securities
     (both realized and unrealized)        (4.08)            0.91
                                          -----------------------
Total from investment operations            (4.06)           0.90


Less dividends and distributions:
      Distributions                        (0.26)            0.00
                                             -------------------
Net asset value,
  end of period                              $6.58           $10.90
                                             =======================

Total Return                                 (37.45)%        9.00%**



Net assets, end of period (000's)          $17,318           $50,251

Average net assets for the period (000's)   $27,117           $45,001

Ratio of expenses to
  average net assets                        1.33%              1.45%*

Ratio of net investment income to
  average net assets                        0.08%              (0.24)%*

Portfolio turnover rate                     106.70%            32.35%*


*    Annualized
**  Total Return for periods less than one year is not annualized

- ------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                            ICON CONSUMER CYCLICALS FUND



     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from July 9, 1997 (commencement of operations) through September 30, 1997 and the fiscal year ended September 30, 1998 have been audited by PricewaterhouseCoopers, LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                         1998              1997
Net asset value,
  beginning of period                    $10.96             $10.00


Income from investment operations:
  Net investment income (loss)           (0.01)            (0.01)
  Net gains or (losses) on securities
     (both realized and unrealized)      (3.08)             0.97
                                          ---------------------------
Total from investment operations          (3.09)            0.96


Less dividends and distributions:
     dividends (from net investment income) 0.00              0.00
                                            ------------------------
Net asset value,
  end of period                             $7.87             $10.96
                                           ==========================


Total Return                               (28.26)%            9.60%**




Net assets, end of period (000's)           $49,003            $20,916

Average net assets for the period (000's)   $39,883             $19,876

Ratio of expenses to
  average net assets                         1.37%             1.89%*

Ratio of net investment income to
  average net assets                         (0.36)%             (0.67)%*


Portfolio turnover rate                       72.42%             0.00%*



*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                           FINANCIAL HIGHLIGHTS
                            ICON ENERGY FUND



     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from November 5, 1997 (commencement of operations) through September 30, 1998 have been audited by PricewaterhouseCoopers, LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.




                                         1998
Net asset value,
  beginning of period                    $10.00



Income from investment operations:
  Net investment income (loss)           0.06
  Net gains or (losses) on securities
     (both realized and unrealized)     (3.71)
                                          --------
Total from investment operations          (3.65)

Less dividends and distributions:
     dividends (from net investment income) 0.00
                                            -----------
Net asset value,
  end of period                             $6.35
                                           ===========


Total Return                               (36.50)%



Net assets, end of period (000's)           $12,335

Average net assets for the period (000's)   $21,128

Ratio of expenses to
  average net assets                         1.20%

Ratio of net investment income to
  average net assets                         0.51%


Portfolio turnover rate                       112.62%




*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                          ICON FINANCIAL SERVICES FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the  period  from July 1,  1997  (commencement   of
operations)  through  September  30,  1997 and  the fiscal  year ended September
 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                          1998             1997
Net asset value,
  beginning of period                     $10.51            $10.00

Income from investment operations:
  Net investment income (loss)             0.04              0.01
  Net gains or (losses) on securities
     (both realized and unrealized)        (1.14)           (0.50)
                                           ---------------------------
Total from investment operations           (1.10)             0.51

Less dividends and distributions:
    Dividends (from net investment income)   (0.01)
    Distribution(from net realized gain)      (0.03)           0.00
                                             --------------------------
                                             (0.04)           0.00
Net asset value,
  end of period                              $9.37            $10.51
                                         ==============================


Total Return                                (10.46%)            5.10%**



Net assets, end of period (000's)            $17,211             32,237


Average net assets for the period (000's)    $28,304              $29,803

Ratio of expenses to
  average net assets                           1.33%            1.70%*

Ratio of net investment income to
  average net assets                           0.35%              0.12%*

Portfolio turnover rate                       87.68%               0.00%*


*    Annualized
**  Total Return for periods less than one year is not annualized


- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                              ICON HEALTHCARE FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the period from  February 24, 1997  (commencement   of
operations) through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.


                                              1998                  1997
Net asset value,
  beginning of period                         $11.78                 $10.00

Income from investment operations:
  Net investment income (loss)                  0.02                  (0.04)
  Net gains or (losses) on securities
     (both realized and unrealized)             0.35                    1.82
                                                -----------------------------
Total from investment operations                0.37                   1.78

Less dividends and distributions:
     Dividends (from net investment income)
     Distribution(from net realized gain)        (0.76)            0.00
                                               ------------------------------
                                                 (0.76)            0.00
Net asset value,
  end of period                                 $11.39                 $11.78
                                                 =============================

Total Return                                     3.77%                  17.80%**


Net assets, end of period (000's)               $31,153                $77,307

Average net assets for the period (000's)       $56,620                $59,164

Ratio of expenses to
  average net assets                             1.24%                  1.45%*

Ratio of net investment loss to
  average net assets                             (0.13%)               (0.80%)*

Portfolio turnover rate                           52.16%                71.81%



*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                                ICON LEISURE FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the  period  from  May 9,  1997 (commencement   of
operations)   through   September   30,  1997  and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                              1998                  1997
Net asset value,
  beginning of period                        $11.35                 $10.00


Income from investment operations:
  Net investment income (loss)                 0.02                   (0.01)
  Net gains or (losses) on securities
     (both realized and unrealized)            0.45                    1.36
                                              -----------------------------
Total from investment operations               0.47                    1.35


Less dividends and distributions:
     dividends (from net investment income)
     Distribution(from net capital gain)         (0.03)               0.00
                                                ----------------------------
                                                 (0.03)               0.00
Net asset value,
  end of period                                 $11.79                 $11.35
                                                =============================


Total Return                                     4.18%               13.50%**



Net assets, end of period (000's)                $54,426               $66,608

Average net assets for the period (000's)        $74,443               $45,444

Ratio of expenses to
  average net assets                              1.30%                 1.48%*

Ratio of net investment income to
  average net assets                               0.07%               (0.36%)*

Portfolio turnover rate                            34.17%               2.52%







*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                              ICON TECHNOLOGY FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the period from  February 19, 1997 (commencement   of
operations)  through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.


                                               1998                1997
Net asset value,
  beginning of period                         $12.96               $10.00

Income from investment operations:
  Net investment income (loss)                (0.06)                (0.05)
  Net gains or (losses) on securities
     (both realized and unrealized)            (3.31)                3.01
                                               -----------------------------
Total from investment operations                (3.37)                2.96


Less dividends and distributions:
     Dividends (from net investment income)
     Distribution(from net realized gain)        (0.39)               0.00
                                                ----------------------------
                                                 (0.39)               0.00
Net asset value,
  end of period                                  $9.20               $12.96
                                                ==============================

Total Return                                      (26.17%)            29.60%**


Net assets, end of period (000's)                 $60,494            $41,849

Average net assets for the period (000's)          $73,057           $29,766

Ratio of expenses to
  average net assets                               1.31%              1.47%*

Ratio of net investment loss to
  average net assets                                (0.99%)            (0.88)%*

Portfolio turnover rate                              31.68%           44.57%




*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                   ICON TELECOMMUNICATION & UTILITIES FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the  period  from July 9,  1997 (commencement   of
operations)   through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                           1998                     1997
Net asset value,
  beginning of period                      $10.63                   $10.00


Income from investment operations:
  Net investment income (loss)              0.31                      0.06
  Net gains or (losses) on securities
     (both realized and unrealized)          3.28                     0.57
                                            ---------------------------------
Total from investment operations              3.59                     0.63


Less dividends and distributions:
     Dividends (from net investment income)    (0.04)                  0.00
     Distribution(from net realized gain)      (0.01)                  0.00
                                              ------------------------------
                                               (0.05)                  0.00
Net asset value,
  end of period                                $14.17                  $10.63
                                               ===============================

Total Return                                    33.88%                  6.30%**


Net assets, end of period (000's)               $23,749                $20,422

Average net assets for the period (000's)       $36,698                $19,230

Ratio of expenses to
  average net assets                             1.34%                  1.91%*

Ratio of net investment loss to
  average net assets                              2.12%                 1.62%*

Portfolio turnover rate                           155.72%               2.55%




*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                            ICON TRANSPORTATION FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the  period  from  May 9,  1997  (commencement   of
operations)  through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                           1998                     1997
Net asset value,
  beginning of period                      $12.40                   $10.00

Income from investment operations:
  Net investment income (loss)              0.01                      0.00
  Net gains or (losses) on securities
     (both realized and unrealized)         (2.71)                     2.40
                                            --------------------------------
Total from investment operations             (2.70)                    2.40

Less dividends and distributions:
     Dividends (from net investment income)   (0.01)                   0.00
     Distribution(from net realized gain)     (0.24)                   0.00
                                              -------------------------------
                                              (0.25)                   0.00
Net asset value,
  end of period                                $9.45                  $12.40
                                              ==================================


Total Return                                    (22.08%)              24.00%**



Net assets, end of period (000's)                $11,318              $22,531

Average net assets for the period (000's)        $17,975              $19,459

Ratio of expenses to
  average net assets                               1.41%                1.61%*

Ratio of net investment income to
  average net assets                               0.08%               (0.04%)*

Portfolio turnover rate                             10.62%              15.97%




*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                             ICON ASIA REGION FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the period from  February 25, 1997 (commencement   of
operations)   through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                              1998                 1997
Net asset value,
  beginning of period                        $9.94                 $10.00

Income from investment operations:
  Net investment income (loss)                (0.04)                (0.01)
  Net gains or (losses) on securities
     (both realized and unrealized)            (3.81)               (0.05)
                                              ----------------------------
Total from investment operations                (3.85)             (0.06)

Less dividends and distributions:                0.00                0.00
                                              ----------------------------



Net asset value,
  end of period                                  $6.09               $9.94
                                                ============================


Total Return                                     (38.73%)            (0.60)%**


Net assets, end of period (000's)                $26,730            $58,279

Average net assets for the period (000's)        $45,361              $45,191

Ratio of expenses to
  average net assets                             1.65%                 1.66%*

Ratio of net investment loss to
  average net assets                             (0.45%)               (0.23)%*

Portfolio turnover rate                           69.57%               0.00%




*    Annualized
**  Total Return for periods less than one year is not annualized
- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                         ICON NORTH EUROPE REGION FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the period from  February 18, 1997 (commencement   of
operations)   through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

                                            1998                     1997
Net asset value,
  beginning of period                       $11.06                   $10.00

Income from investment operations:
  Net investment income (loss)              (0.02)                     0.07
  Net gains or (losses) on securities
     (both realized and unrealized)          0.79                      0.99
                                            -----------------------------------
Total from investment operations             0.77                      1.06

Less dividends and distributions:
     Dividends (from net investment income)   (0.06)                   0.00
     Distribution(from net realized gain)     (0.14)                   0.00
                                              ----------------------------------
                                              (0.20)                   0.00
Net asset value,
  end of period                               $11.63                  $11.06
                                            ==================================

Total Return                                   7.00%                   10.60%**


Net assets, end of period (000's)              $39,726                 $49,947

Average net assets for the period (000's)      $49,406                 $36,212

Ratio of expenses to
  average net assets                            1.54%                  1.66%*

Ratio of net investment income to
  average net assets                            (0.41)%                 1.34%*

Portfolio turnover rate                          57.84%                 13.89%




*    Annualized
**  Total Return for periods less than one year is not annualized

- -----------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                         ICON SOUTH EUROPE REGION FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the period from  February 20, 1997 (commencement   of
operations)   through   September   30,  1997   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.


                                               1998                 1997
Net asset value,
  beginning of period                         $11.90                $10.00

Income from investment operations:
  Net investment income (loss)                 (0.23)                 0.10
  Net gains or (losses) on securities
     (both realized and unrealized)             0.93                 1.80
                                              ------------------------------
Total from investment operations                0.70                  1.90

Less dividends and distributions:
    Dividends (from net investment income)      (0.07)               0.00
    Distribution(from net realized gain)        (0.66)               0.00
                                               ----------------------------
                                                (0.73)               0.00
Net asset value,
  end of period                                   $11.87              $11.90
                                                  ============================

Total Return                                       6.11%               19.00%**


Net assets, end of period (000's)                  $9,452              $21,088

Average net assets for the period (000's)          $20,263             $15,055

Ratio of expenses to
  average net assets                                1.56%***            1.69%*

Ratio of net investment income to
  average net assets                                (0.26%)***          1.92%*

Portfolio turnover rate                              113.55%             7.29%



*    Annualized
**  Total Return for periods less than one year is not annualized
*** Includes reimbursement from co-administrator for fees and expenses.
    If these fees and expenses had not been reimbursed, the ratio of expenses to average net assets would have been 2.10% and the ratio of net investment income to average net assets would have been (0.79%)
- -----------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
                         ICON SHORT-TERM FIXED INCOME FUND


The  following  per share  data and ratios  for a share of  beneficial  interest
outstanding  throughout  the period from  February 7, 1997 (commencement   of
operation   through   September   30,  1997)   and   the  fiscal  year ended
September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.


                                            1998                       1997
Net asset value,
  beginning of period                      $10.03                      $10.00

Income from investment operations:
  Net investment income (loss)              0.76                       0.47
  Net gains or (losses) on securities
     (both realized and unrealized)         (0.14)                      0.03
                                           ---------------------------------
Total from investment operations             0.62                      0.50

Less dividends and distributions:
     Dividends (from net investment income)   (0.53)
     Distributions (from net realized gain)   (0.33)                  (0.47)
                                               ------------------------------
                                              (0.86)                  (0.47)
Net asset value,
  end of period                                $9.79                $10.03
                                              ===============================

Total Return                                   6.55%                  3.18%**

Net assets, end of period (000's)             $5,350                  $81,382

Average net assets for the period (000's)     $17,542                 $128,897

Ratio of expenses to
  average net assets                          0.11% ***                 1.10%*

Ratio of net investment income to
  average net assets                          5.66%***                 4.66%*

Portfolio turnover rate                       163.75%                   297.62%



*    Annualized
**  Total Return for periods less than one year is not annualized
*** Includes change to accounting estimates. If this change had not been made the ratio of expenses to average net assets would have been 0.84% and the ratio of net investment income to average net assets would have been 4.93%.


- -----------------------------------------------------------------------------


                       INVESTMENT OBJECTIVE AND STRATEGIES

                                U.S. EQUITY FUNDS

The investment objective of each U.S. Equity Fund is to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities, including common stock and securities convertible into common stock of U.S. issuers.

Each U.S. Equity Fund focuses on a particular investment area. Under normal circumstances, at least 65% of the total assets of each Fund will be invested in securities of companies principally engaged in its particular named industry sector. For the purposes of these policies, a company is considered to be "principally engaged" in business activities in a specific sector if at least 50% of its assets, gross income or net sales are derived from activities in such sector, or at least 50% of its assets are dedicated to the production of revenues from such sector. In circumstances where, based on available financial information, a question exists as to whether or not a company meets one of these standards, the Fund may invest in the securities of such a company only if Meridian determines, after review of information describing the company and its business activities, that the company's primary business is within the sector. The remainder of the Fund's assets may be invested in debt securities of companies in the sector and/or equity and debt securities of companies outside of the sector if, in the opinion of Meridian, such securities stand to benefit from developments in the sector.

Each U.S. Equity Fund is comprised of industry-specific "baskets" of securities which are subsets of such sector, examples of which are provided below under each fund's description. Each industry basket will encompass a sample of stocks from Meridian's approved list for such industry. In selecting and weighting companies for inclusion in each basket, Meridian ordinarily looks for several of the following characteristics: high growth; healthy balance sheet; pricing flexibility; strong management; liquidity; and generally operating characteristics which will enable the companies to compete successfully in their respective markets. Based on its proprietary research and investment methods, Meridian may, from time to time, add, delete, or replace a company within a basket.

Investment selection and weighting of baskets within each Fund are based on industry attractiveness. In attempting to determine industry attractiveness, Meridian uses its proprietary valuation model to analyze its universe of individual stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. Meridian then groups stocks into their representative industry classifications in order to determine those industries Meridian deems to be attractive relative to other industries.

The U.S. Equity Funds are non-diversified, and each may invest up to 25% of its total assets in the securities of one issuer. However, no Fund may invest more than 5% of its total assets in securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. As a result, investments in the equity funds may involve greater risks than investments in other types of mutual funds.

ICON BASIC MATERIALS FUND - Industry  baskets  include,  but are not limited to:
Construction; Containers; Gold; Chemicals; Mining; Metal/Aluminum; Paper & Forest Products; Metal Fabricators; and Steel. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Basic Materials Fund that are deemed to be attractive relative to other industries in the sector.

Many companies in the basic materials sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, the environment services industry can be impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service.

The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of precious metals is closely tied to broad economic and political conditions.

ICON  CAPITAL  GOODS FUND - Industry  baskets  include,  but are not limited to:
Chemicals; Building Materials; Conglomerates; Electrical Equipment; Machine Tools; Machinery (Diversified); Manufacturing; and Pollution Control/Environment. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Capital Goods Fund that are deemed to be attractive relative to other industries in the sector.

Companies in the chemical processing field are subject to intense competition, product obsolescence, and significant government regulation. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which is influenced by an individual company's profitability, and broader issues such as interest rates and foreign competition. The industry may also be affected by economic cycles, technical progress, labor relations, and government regulations.

ICON CONSUMER CYCLICALS FUND - Industry baskets include, but are not limited to:
Hardware & Tools; Engineering & Construction; Home-building/Manufactured Housing; Household Furnishings & Appliances; Household/Housewares; Retail-General/Department Stores; Retail-Specialty; Retail-Specialty Apparel; Shoes; Textile-Apparel Manufacturers; and Toys. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Consumer Cyclicals Fund that are deemed to be attractive relative to other industries in the sector.

The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer products in the marketplace.

ICON CONSUMER STAPLES FUND - Industry  baskets include,  but are not limited to:
Beverages; Cosmetics; Distributors-Consumer Products; Foods; Household/Housewares; Retail-Drug; Retail-Food Chains; and Tobacco. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Consumer Staples Fund that are deemed to be attractive relative to other industries in the sector.

The success of retailing companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes. In addition, the agriculture/food industry is impacted by supply and demand, which may be affected by demographic and product trends, and by food fads, marketing campaigns, and environmental factors. In the U.S., the agricultural products industry is subject to regulation by numerous government agencies.

ICON  ENERGY  FUND  -  Industry  baskets  include,   but  are  not  limited  to:
Oil-Domestic and International Integrated; Oil-Equipment & Drilling; Oil-Exploration & Production; and Natural Gas. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Energy Fund that are deemed to be attractive relative to other industries in the sector.

Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.

ICON FINANCIAL SERVICES FUND - Industry baskets include, but are not limited to:
Banks; Financial Services; Insurance Property Casualty; Insurance-Life/Multi-line; Investment Banks/Brokerage Firms; Personal Loans; Real Estate Investment Trusts; and Savings & Loan Companies. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Financial Services Fund that are deemed to be attractive relative to other industries in the sector.

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of services offered, loans and other financial commitments permitted, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Insurance companies are subject to severe price competition and may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Similarly, as the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. With respect to brokerage firms, changes in regulations, brokerage commission structure, stock and bond market activity, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic returns over time. (Under the 1940 Act and SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.)

Companies in the real estate industry are subject to a variety of factors such as government spending on housing subsidies, public works, and transportation facilities, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity.

ICON  HEALTHCARE  FUND -  Industry  baskets  include,  but are not  limited  to:
Biotechnology; Healthcare Delivery; Healthcare Drugs (Pharmaceuticals); and Medical Equipment & Devices. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Healthcare Fund that are deemed to be attractive relative to other industries in the sector.

The demand for health care services should increase as the population ages. However, studies have shown the ability of health care providers to curtail unnecessary hospital stays and reduce costs. These changes could alter the health care industry, focusing it more on home care, and placing less emphasis on inpatient revenues as a source of profit. The health care industry is subject to government regulation and approval of products and services, which could have a significant effect on price and availability. Moreover, federal and state governments provide a substantial percentage of revenues to health are service providers. These sources are subject to extensive governmental regulation, and appropriations are a continued source of debate. The types of products or services produced or provided by a particular company may quickly become obsolete. Similarly, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements. In addition, many of these companies may not offer products yet and may have persistent losses or erratic review patterns.

ICON  LEISURE  FUND  -  Industry  baskets  include,  but  are  not  limited  to:
Broadcasting/Cable;       Hotel-Motel;      Leisure      Time/Recreation/Gaming;
Publishing-Newspapers; Publishing/Printing; Tobacco; and Restaurants. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Leisure Fund that are deemed to be attractive relative to other industries in the sector.

Securities of the companies in the leisure industry may be considered speculative and generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings due, in part, to changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulations. Some of the companies in these industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility.

ICON  TECHNOLOGY  FUND -  Industry  baskets  include,  but are not  limited  to:
Communication-Equipment/Manufacturing; Computer Software & Services; Computer Systems; Electronics-Defense/Instrumentation; Electronics-Semiconductors; Office Equipment & Supplies; and Photography/Imaging. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Technology Fund that are deemed to be attractive relative to other industries in the sector.

Competitive pressures and changing domestic and international demand may have a significant effect on the financial condition of companies in the computer industry. Companies in the industry spend heavily on research and development and are sensitive to the risk of product obsolescence. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. Products or services provided by these industries may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preference, and rapid obsolescence.

ICON TELECOMMUNICATION & UTILITIES FUND - Industry baskets include, but are not limited to: Cellular; Electric, Gas and Water Utilities; and Telecommunications. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Telecommunication & Utilities Fund that are deemed to be attractive relative to other industries in the sector.

Energy service firms are affected by supply and demand both for their specific product or service, and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will likewise affect the performance of these companies.

Public utility stocks have traditionally produced above-average dividend income, but the Fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. The Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers, to companies involved in new technologies such as cellular telephone or paging services. Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although telephone companies usually pay an above average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

ICON  TRANSPORTATION  FUND - Industry baskets  include,  but are not limited to:
Aerospace/Defense; Automobiles; Airlines; Railroads; Heavy Duty Truck & Parts; and Truckers. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Transportation Fund that are deemed to be attractive relative to other industries in the sector.

Profitability in these industries is substantially influenced by competition within the industry, domestic and foreign economies and government regulation, and the price of fuel. The airline industry is still feeling the effects of deregulation. In addition, the automotive industry is highly cyclical and companies in the industry may suffer periodic operating losses. While most of the major participants in the transportation sector are large, financially strong companies, some are smaller with a non-diversified product line or customer base.

                           INTERNATIONAL EQUITY FUNDS

The investment objective of each International Equity Fund is to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities including common stocks and securities convertible into common stocks of foreign issuers.

Each International Equity Fund focuses on a particular geographic region of the world. Under normal circumstances, at least 65% of the total assets of each Fund will be invested in securities of companies principally engaged in the business activities in its particular named geographic region. For the purposes of these policies, a company is considered to be "principally engaged" in business activities in a specific region if, in the opinion of Meridian, it has one or more of the following characteristics: (i) its principal securities trading market is in that region; (ii) the company derives at least 50% of its annual revenue from either goods produced, sales made, or services performed in that region; or (iii) the company is operating in and is organized under the laws of, or has its principal offices in, a country in that region. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Fund may invest in the securities of such a company only if Meridian determines, after review of information describing the company and its business activities, that the company's primary business is within the region. The remainder of the Fund's assets may be invested in debt securities of companies in the region and/or equity and debt securities of companies outside of the region if, in the opinion of Meridian, such securities stand to benefit from developments in the region. The International Equity Funds do not have a policy to concentrate in a particular industry or group of industries.

Each International Equity Fund is comprised of country-specific "baskets" of securities which are subsets of such region, examples of which are provided in each Fund's description. Each of these country baskets will encompass a sample of stocks from Meridian's approved list for its respective country. In selecting and weighting companies for inclusion in each basket, Meridian ordinarily looks for several of the following characteristics: high growth; healthy balance sheet; pricing flexibility; strong management; liquidity; and acceptable operating characteristics which will enable the countries to compete successfully in their respective markets. Based on its proprietary research and investment methods, Meridian may, from time to time, add, delete, or replace a company within a basket.

Investment selection and weighting of baskets within each Fund are based on country attractiveness. In attempting to determine country attractiveness, Meridian uses its proprietary valuation model to analyze its universe of individual stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. Meridian then groups stocks into their representative country classifications in order to determine those countries Meridian deems to be attractive relative to other countries.


The International Equity Funds are non-diversified, and each Fund may invest up to 25% of its total assets in the securities of one issuer. As a result, investments in these Equity Funds may involve greater risks than investments in other types of mutual funds.

     ICON ASIA REGION FUND - May include, but is not limited to, baskets of securities from the following countries: China; plus Hong Kong; Japan; Korea; and Taiwan. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the Asia Region Fund that are deemed to be attractive relative to other countries in the region.

     China is a nation in Eastern Asia bordering the South China Sea. China has a population of over 1.2 billion. China's main trading partners are Japan, Taiwan, United States, Germany and South Korea. Primary industries Include iron and steel, coal, machine building, armaments, chemical fertilizers, consumer durables, automobiles, consumer electronics and telecommunications. The currency is the Chinese Yuan. The Chinese government continues its move to a more open economy under Communist rule. State approval is required for projects over $30 million.


The standard rate of withholding for dividends is 10%. However, there is currently no withholding tax in China. The tax has been suspended indefinitely since October, 1993. Capital gains may be taxed at a 10% rate; however, capital gains taxes have also been suspended indefinitely since October 1993.

Hong Kong is located off the coast of China bordering the South China Sea. Hong Kong's population is over 6.06 million. Principal exports to the United States are machinery, precious metals and stones, plastics, optical and surgical instruments, meat and vehicles. The national currency is the Hong Kong Dollar. The value of the Stock Exchange of Hong Kong Limited is greater than 100% of The Hong Kong gross domestic product.

There are no dividend or capital gains taxes in Hong Kong. However, if profits arise from trading an investment that was held for speculative reasons, a 17.5% tax rate may be levied.

Hong Kong was transferred from the status of British territory to the rule of The People's Republic of China on July 1, 1997. Hong Kong is now considered a special administrative region with its own law for another fifty years under a government imposed by China.


JAPAN is a country located off the east coast of Asia. Japan's population is over 125 million. Electrical and electronic equipment, automobiles, machinery and chemicals are the major industries. The currency is the Japanese Yen. There are eight stock exchanges in Japan along with an over-the-counter market. The market in Japan is divided into three sections. The First Section trades in the largest and most active stocks. This section accounts for 95% of total market capitalization. The Second Section trades in those issues which have lower turnover than the First Section, which are newly quoted on the exchange or which would otherwise be traded over-the-counter. The Third Section consists of foreign stocks. These are traded over-the-counter.


Dividends are withheld at a standard rate of 20%. Capital gains are not taxed unless the holding is at least 25% of a company's shares and at least 5% of the position is sold. Here, the tax liability is 18%.


SOUTH KOREA, bordering the Sea of Japan and the Yellow Sea, lies in Eastern Asia on the southern half of the Korean peninsula. South Korea has a population over 45 million. Electronics, auto production, chemicals, shipbuilding, steel, textiles, clothing, footwear and food processing are the major industries. The currency is the Korean Won. The export-oriented economy has grown dynamically with the help of a entrepreneurial society. Korea's main trading partners are the United States, Japan and the countries of the European Union.


Dividends are withheld at a standard rate of 25%. An additional 10% surtax is levied. Capital gains realized by a foreign investor from South Korean securities are taxed at an 11% rate. Where there is an identifiable purchase price, taxes may be withheld at the lower of 11% of sale proceeds or 27.5% of the gain.

TAIWAN is an Eastern Asian nation off the southeastern coast of China. Taiwan has a population over 21 million. Electronics, textiles, chemicals, clothing, food processing, plywood, sugar milling, cement, shipbuilding and petroleum refining constitute the major industries. The currency is the Taiwan Dollar.

Taiwan's major trading partners are the United States, Hong Kong, Japan and the European Union countries.

Dividends are withheld at a rate of 20% if invested through an approved foreign investment company. The full local withholding tax is 25%. Capital gains are currently not taxable although the government has recently made proposals to reimpose the tax.

ICON SOUTH PACIFIC REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Australia; Indonesia; Malaysia; New Zealand; and Singapore. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the South Pacific Region Fund that are deemed to be attractive relative to other countries in the region.

AUSTRALIA is located in the South Pacific. Australia has a population over 18 million. Mining, industrial and transportation equipment, food processing, chemicals and steel are included in Australia's major industries. The currency is the Australian Dollar. Australia houses seven stock exchanges with the Sydney and Melbourne being the largest regionally. The Australian Stock Exchange is the national exchange. All seven are subject to the Securities Industry Act.

Dividends are generally paid semi-annually. Unfranked dividends are subject to 30% tax withholding. Dividends are considered franked if they are paid out of profits already subject to the corporate income tax of 39%. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at 33%.

Australia is the world's largest producer of wool. Leading trading partners are the United States, New Zealand and Japan. Principal exports to the United States from Australia include aircraft and associated equipment, computers (ADP equipment), computer parts and accessories and measuring instruments.


INDONESIA is a nation in Southeastern Asia that sits as an archipelago between the Indian and Pacific Oceans. Indonesia has a population over 200 million. Agriculture accounts for 21% of gross domestic product. Indonesia was once the world's largest rice importer. The country is now nearly self-sufficient. Petroleum and natural gas, textiles, mining, cement, chemical fertilizers, plywood, food and rubber are other important industries to the Indonesian economy. The currency is the Indonesian Rupiah. Dividends are withheld at a standard rate of 20%. Capital gains are taxed at a rate of 0.10%.

MALAYSIA is located in Southeastern Asia as a peninsula and the northern one-third of the island of Borneo. Malaysia has a population over 19 million. Singapore, the United States and Japan are major trading partners. Commodity exports of the nation include electronic equipment, petroleum, palm oil, wood, rubber and textiles. The currency is the Malaysian Ringitt. Malaysia has experienced rapid development with the help of foreign investment. The potential for damaging inflation is present but fiscal and monetary policies are closely monitored by the government (e.g., effective September 1998, foreign investors may not convert Ringitts until one year after the investment dates).


Markets have been regulated under the Securities Industry Act as of 1983. The main board of the Kuala Lumpur Stock Exchange houses large issues. A second board was established in 1988 to handle smaller companies. There is no dividend withholding tax in Malaysia. However, Malaysian residents receive a corporate tax credit attached to dividends at a rate of 30%. Non-resident Malaysians may see a 30% charge on gross dividends. This is not a withholding tax, it is a deduction of tax credits. Capital gains may be levied on a disposal of real estate company shares up to 20%. Otherwise, capital gains are not taxable in Malaysia.

NEW ZEALAND consists of two islands located in the South Pacific. New Zealand has a population over 3 million. Major exports to the United States are: aircraft, data processing equipment, fertilizers, telecommunications equipment, scientific instruments, polymers, petroleum products, books and sound recordings. The currency is the New Zealand Dollar.

Dividends are withheld at a standard rate of 30%. Investors holding a voting interest of less than 10% in a dividend paying company are entitled to a partial refund of the imputed tax credit. Imputed tax credits are given on dividends made out of income that has suffered corporate tax at a 33% rate. The credit allowed is 35.82% of the imputed credits on the dividend. Capital gains are not taxed.

SINGAPORE is a nation in Southeastern Asia. The country's islands fall between Malaysia and Indonesia. Singapore's population is over 3 million. Major Industries include petroleum refining, electronics, oil drilling equipment, rubber processing and rubber products, processed food and beverages, ship repair, financial services, and biotechnology. Singapore acts as a center for trade. The currency is the Singapore Dollar. The Stock Exchange of Singapore separated from the Kuala Lumpur Stock Exchange in 1973 but the two remained closely tied until 1989 when dual listings were terminated. The Singapore market has a strong international orientation.

There is no dividend withholding tax in Singapore. Tax credits are attached to dividends and non-Singaporean residents are not entitled to the credit. Therefore, non-residents may see a 27% tax charge on gross dividends. Capital gains are not taxable in Singapore.

ICON NORTH EUROPE REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Belgium; Denmark; Finland; Germany; Ireland; Netherlands; Norway; Sweden; and United Kingdom. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the North Europe Region Fund that are deemed to be attractive relative to other countries in the region.

BELGIUM is a European nation located northeast of the English Channel and southeast of the North Sea. Belgium has a population over 10 million. Engineering and metal products, auto assembly, processed food and beverages, chemicals, basic metals, textiles, glass, petroleum and coal are the major industries.


The currency is the Belgian Franc. The Brussels Stock Exchange is organized as The Societe de la Bourse de Valeurs Mobileres de Bruxelles (SBVM). The Banking And Finance Commission controls the power to approve securities houses. Belgium is a multi-lingual country with Dutch and French the two official languages in Brussels. English and German are spoken often in business. Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Belgium.

Belgium is a member of the European Union and Brussels houses the main offices of the European Parliament.

DENMARK is located in Northern Europe. Denmark has a population over 5 million. Chief industries of the nation include food processing, machinery and equipment, textiles and clothing, chemicals, electronics, construction, furniture and other wood products and shipbuilding. Denmark is a member of the European Union. The Danish currency is the Krona. The central bank attempts to maintain a stable Krona against the core European currencies.

Dividends are withheld at a rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Denmark.

FINLAND, bordered by Norway, Sweden and Russia, is located in Northern Europe. Finland has a population over 5 million. Metal products, shipbuilding, forestry And wood processing, copper refining, foodstuffs, chemicals, textiles and clothing are the major industries. The currency is the Finnish Markka. Other major industries are machinery, metals, ship building, textiles and clothing.

The only stock exchange in Finland is the Helsinki exchange. Dividends are withheld at a standard rate of 28%. Capital gains are not taxed. Finland is a member of the European Union.

GERMANY is a Western European nation bordered by Denmark, Poland, the Czech Republic, Austria, Switzerland, France, the Netherlands, Belgium and Luxembourg. Germany has a population over 83 million. Iron, steel, coal, cement, machinery, chemicals, coal, steel, ships and automobiles constitute the major industries. The currency is the German Mark. Germany houses eight stock exchanges with the Frankfurt exchange being the largest. The need for financing is primarily filled by banking institutions. The equity market is relegated to a lesser role. There are, however, three levels of equity trading. The first is the official market where there is trading in shares of the official listings. The "semi- official" market controls trading in shares not in the official listing. Finally, there is the unofficial, over-the-counter market.

Dividends are withheld at a standard rate of 26.875%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at a maximum of 45%. Germany is one of the original members of the European Common Market which eventually became the European Union. Economic unification of East and West Germany occurred in July of 1990, with political unification following suit in October of the same year.

The REPUBLIC OF IRELAND is a European nation that occupies five-sixths of the island of Ireland, located just west of England. Ireland has a population over 3 million. Food products, textiles, chemicals, clothing, pharmaceuticals, transportation equipment, glass and crystal, brewing and machinery are the major industries of Ireland. The economy is trade dependent. The currency is the Irish Pound. Ireland is a member of the European Union.

Dividends are taxed at the corporate level before distribution. The advance payment of corporation tax is currently 29.87%. There is no capital gains tax.

NETHERLANDS is located in Western Europe on the North Sea. Netherlands has a population over 15 million. Agroindustries, metal and engineering products, electrical machinery and equipment, chemicals, petroleum, fishing, construction and microelectronics constitute the major industries. The currency is the Dutch Guilder. Trading occurs on the Amsterdam Stock Exchange although there is not a significant amount of activity. Bank financing is used extensively to fulfill capital requirements.

Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed.

NORWAY is the western most country in Scandinavia, located in Northern Europe. Norway has a population over 4 million. Fishing, engineering, metals, chemicals, Food processing, paper, shipbuilding and oil and gas constitute the major industries. The currency is the Norwegian Krone.

Dividends are withheld at a standard rate of 25%. Capital gains are not taxable in Norway. The Norwegian population has opted out of the European Union.

SWEDEN is a nation located in Northern Europe between Norway and Finland. Sweden has a population over 8 million. Iron and steel, precision equipment, wood pulp and paper products, processed food and automobiles constitute the major industries. The Swedish Krona is the country's currency.

The Stockholm Stock Exchange is the largest exchange in Sweden. There are three markets for trading shares. The A1 list consists of the largest and most heavily traded companies. The over-the-counter market caters to small and medium sized companies. Finally, there is the unofficial parallel market which trades in unlisted shares.

Dividends are withheld at a standard rate of 30%. Capital gains are not taxable in Sweden. Sweden is a member of the European Union(EU). Countries within the EU are Sweden's main trading partners.

The UNITED KINGDOM is a group of islands located to the northwest of the European mainland, across the English Channel. It is comprised of England, Scotland, Wales and northern Ireland. The United Kingdom has a population over 58 million. Steel, metals, ship building, shipping, banking and insurance are some of the major industries. The currency is the British Pound. The United Kingdom is the largest equity market in Europe in terms of market capitalization. There are fourteen stock exchanges in the United Kingdom which make up the International Stock Exchange. The largest is the London Stock Exchange which has the largest volume of trading in international equities in the world.

Corporations are taxed on any dividend before it is distributed. A credit is available for a refund less a 15% tax on the total distribution plus tax credit. Capital gains are not taxed in the United Kingdom.The United Kingdom is a member of the European Union.

ICON SOUTH EUROPE REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Austria; France; Greece; Italy; Portugal; Spain; and Switzerland. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the South Europe Region Fund that are deemed to be attractive relative to other countries in the region.

AUSTRIA is a Central European nation with Germany, the Czech Republic, Hungary, Italy, Slovenia and Croatia as its neighbors. Austria has a population over 8 million. Major industries include foods, iron and steel, machines, textiles, chemicals, paper and pulp, tourism, mining and autos. The currency is the Austrian Schilling. The Vienna Stock Exchange was established in 1771 and declared an autonomous institution by the Stock Exchange Act of 1875.

Dividends are withheld at a standard rate of 22%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at a maximum of 34%. Austria has been a member of the European Union since the beginning of 1995, and Austria's monetary policy closely tracks that of Germany.

FRANCE is a Western European nation bordered by Belgium, Luxembourg, Germany, Switzerland, Italy and Spain. France has a population over 58 million. Steel, chemicals, textiles, automobiles, wine, perfume, aircraft and electronic equipment are the major industries. The currency is the French Franc. France houses seven stock exchanges but the Paris Stock Exchange handles more than 95% of the transactions of the country.

Dividends are withheld at a rate of 25%. A tax credit is available for refund equal to 50% of the dividend. There is a further 15% tax on the total of the dividend and refund. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at 16%. France is a member of the European Union.

GREECE, bordered by the Mediterranean Sea to the south, is a nation in Southern Europe. Greece has a population over 10 million. Tourism, food and tobacco processing, textiles, chemicals, metal products, mining and petroleum constitute the major industries. The currency is the Greek Drachma. Greece is a member of the European Union.

There is no withholding tax on dividends from profits that have been subject to the 35% corporate tax. Capital gains are not taxed in Greece.

ITALY is a nation in Southern Europe with Austria, Switzerland and France to its north. Italy has a population over 57 million. Steel, food processing, clothing, machinery, autos, textiles, shoes, machine tools and chemicals are the major industries. The currency is the Italian Lira. Italy houses nine stock exchanges with the Milan Exchange being the largest. Societa di intermediazone mobiliare
(SIMs) were created in 1991 to regulate brokerage activity in the securities market. Italy's government securities market is the third largest in the world after the United States and Japan.

Dividends are withheld at a standard rate of 30%. There is an 8% surtax making the effective rate 32.4%. Capital gains are currently not taxed. Italy is a member of the European Union.

PORTUGAL is a Western European nation situated between Spain and the Atlantic Ocean. Portugal has a population over 9 million. Textiles and footwear, wood pulp and paper, cork, metalworking, oil refining, chemicals, fish canning, wine and tourism constitute the major industries. The currency is the Portuguese Escudo. Portugal follows a policy of keeping the Escudo stable against the Deutsche Mark and against the currencies of its other major trading partners. The countries of the European Union are the primary trading partners of Portugal. Portugal is a member of the European Union.

Dividends are withheld at a standard rate of 25%. This is reduced to 12.5% if the dividends are distributed by listed companies and any other privatized company within the first five years after share issuance. Capital gains are not taxable in Portugal.

SPAIN is a Southern European nation located southwest of France. Spain has a population over 39 million. Textiles and apparel, food and beverages, metals and metal manufactures, chemicals, shipbuilding, autos, machine tools and tourism are the major industries. The currency is the Spanish Peseta. There are four stock exchanges in Spain with the Madrid Stock Exchange being the largest. Membership at all exchanges in Spain is restricted to stockbrokers nominated by the Ministry of Finance. Brokers must belong to the Association of Brokers in order to practice.

Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains can be taxed at 35%. This is not current market practice. Spain is a member of the European Union(EU). The countries of the EU are Spain's main trading partners.

SWITZERLAND, bordered by France, Italy, Germany and Austria, is a nation located in Central Europe. Switzerland has a population over 7 million. Primary trading is conducted with the countries of Western Europe. Major commodity exports are machinery and equipment, precision instruments, metal products, foodstuffs, textiles and clothing. The Swiss Franc is the country's currency.

There are three principal exchanges in Switzerland. Under public law, the Geneva Exchange is a corporation and the Zurich and Basle exchanges are institutions. Zurich is the largest of the three. There are official, semi-official and an unofficial markets.

Dividends are withheld at a standard rate of 35%. A tax office sign off is necessary where reclamation is available. Capital gains are not taxable in Switzerland.

ICON WESTERN HEMISPHERE FUND - May include, but is not limited to, baskets of securities from the following countries: Argentina; Brazil; Canada; Chile; and Mexico. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the Western Hemisphere Fund that are deemed to be attractive relative to other countries in the region.

ARGENTINA is a nation located in Southern South America between Chile and Uruguay. Argentina has a population over 34 million. Major industries include food processing, automobiles, consumer durables, textiles, chemicals, printing, metallurgy and steel. The currency is the Argentinean Peso.

Argentina benefits from an abundance of natural resources. After experiencing growing external debt and hyperinflation in the 1980's, Argentina elected President Menem who, in 1989, implemented an economic restructuring program. Argentines have reacted to this program with a repatriation of capital. Argentina appears to be on a path of stable, sustainable growth.

There is no withholding of dividends in Argentina. Capital gains are also not taxable.

BRAZIL is a South American nation  bordering the Atlantic  Ocean.  Brazil has a population over 162 million. Major industries include textiles, shoes, chemicals, cement, lumber, mining, steel making and machine building. The currency is the Brazilian Real. The Real was introduced as a new currency on July 1, 1994 to help stabilize the economy. Inflation subsequently dropped from a rate of 50% a month to a rate of 3% a month through the end of 1994. The nation's natural resources are a substantial economic strength.

There is no withholding tax on dividends. Capital gains are also not taxable in Brazil.

CANADA is the second largest country in the world after Russia. The official languages are English and French. Canada has a population over 28 million. Processed and unprocessed minerals, food products, wood and paper products, transportation equipment, chemicals, fish products, petroleum and natural gas constitute the major industries. The currency is the Canadian Dollar. Canada houses five stock exchanges across the country with the Toronto Stock Exchange being the largest.

Dividends are generally paid quarterly and withheld at a rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed unless they result from the liquidation of greater than 25% of the issued shares of the company. In this case, gains can be taxed up to 36%.


Canada is a member of the North American Free Trade Agreement (NAFTA) with the United States and Mexico.



CHILE is located in South America, bordering the South Atlantic and the South Pacific Oceans, between Argentina and Peru. Chile has a population over 14 million. Major industries include copper, foodstuffs, fish processing, iron and steel, wood and wood products, transport equipment, cement and textiles. Copper is vital to the health of the economy. The currency is the Chilean peso.

Dividends are withheld at a rate of 35% plus a tax credit of 15%. Capital gains are not taxable in Chile.

MEXICO is a nation in North America located south of the United States. Mexico has a population over 95.77 million. Food and beverages, tobacco, chemicals, iron and steel, petroleum, mining, textiles, clothing, autos, consumer durables and tourism are the major industries. The currency is the Mexican Peso with. There is one stock exchange in Mexico. The Bolsa Mexicana de Valores (BMV) is located in Mexico City. Mexico is a member of the North American Free Trade Agreement (NAFTA).

Dividends are not subject to withholding tax where the underlying profits have been subject to corporate tax. Otherwise the dividends are taxed at 34%. Capital gains are not taxed. Property transfers however, are taxed at a rate of 20% on the gross transfer value.

                                FIXED INCOME FUND

ICON SHORT-TERM FIXED INCOME FUND - The objective of the Short-Term Fixed Income Fund is to attain high current income consistent with preservation of capital. The Short-Term Fixed Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations. Under normal conditions, the Fund's duration (a measure of the Fund's sensitivity to changes in interest rates) will range from half a year to one and a half years. Maximum remaining maturity of any single issue will be two years, with the exception of floating rate securities that reset at least annually.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions, and other factors, and because of their narrow industry focus, each Fund's performance is closely tied to and affected by its industry or foreign region. In addition, you should be aware that the Funds have no operating history. This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

EQUITY SECURITIES: Except for the Short-Term Fixed Income Fund, each Fund may invest in equity securities, including common stocks, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities. Equity securities may be issued by either established, well capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the counter market.

DEBT SECURITIES: Each Fund may temporarily invest in short-term debt securities. Each Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Debt securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

CORPORATE DEBT SECURITIES: Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

U.S. TREASURY OBLIGATIONS: U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury as well as separately traded interest and principal components parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

U.S. TREASURY STRIPS: U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

This discount is accreted over the life of the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

U.S. GOVERNMENT OBLIGATIONS: U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

FOREIGN SECURITIES: Each Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY CONTRACTS: Each Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contract") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. A Fund will not enter into a forward contract for a term of more than one year or for purposes of speculation. Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a Fund's limitation on investing in illiquid securities.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS: In order to remain fully invested, and to reduce transaction costs, each Fund may purchase and sell index futures contracts or purchase and sell options thereon as a hedge against changes in market conditions. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

PUT AND CALL OPTIONS: Each Fund may purchase and sell futures contracts and options (i) to hedge against changes in market conditions; and (ii) to provide market exposure while attempting to reduce transaction costs.

SELLING (OR WRITING) COVERED CALL OPTIONS: Each Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the strike price. If the price of the hedged security should fall or remain below the strike price, the Fund will not be called upon to deliver the security, and the Fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the option's strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS: Each Fund may purchase call options on securities which each Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. Each Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

BUYING PUT OPTIONS: Each Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. A Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS: Each Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. A Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS: Each Fund may purchase and sell call options and purchase put options on stock indices in order to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

LIMITATIONS: Each Fund will purchase and sell only options that are listed on a securities exchange or quoted on NASDAQ. A Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. A Fund will not effect a futures or option transaction, if immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 100% of the value of the Fund's total assets.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (often a month or more later). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if is deemed advisable. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and Fund bears the risk of such market value fluctuations. Each Fund maintains, in a segregated account, cash, U.S. Government securities, or other high-grade portfolio securities readily convertible into cash having an aggregate value at least equal to the amount of such purchase commitments.

REPURCHASE AGREEMENTS: Each Fund may invest in repurchase agreement. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the Fund engages will require collateralization equal to at least 102% of the Seller's obligation during the entire term of the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor or Sub-Advisor.

ILLIQUID AND RULE 144A SECURITIES: Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Certain restricted securities that are not registered for sale to the general public, but that can be resold to dealers or institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing limitation if a liquid institutional trading market exists. The liquidity of a Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Trust's Board of Trustees has delegated to Meridian, the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the Board.

LOANS OF PORTFOLIO SECURITIES: Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by Meridian in response to requests of broker-dealers or institutional investors which Meridian deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and will require that proxies and other materials be provided in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. A Fund will not lend securities with an aggregate market value of more than one-third of the Fund's net assets.

                            TYPES OF INVESTMENT RISK

CONCENTRATION RISK: The risk associated with portfolios concentrated in a particular sector or country that the entire sector or country will be negatively affected, resulting in losses greater than a portfolio not so narrowly invested would have experienced.

CORRELATION RISK: The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK: The risk that the issuer of a security, or the counter party to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

INFORMATION RISK: The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK: Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

     - --HEDGED: When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position which the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     - --SPECULATIVE: To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

MANAGEMENT RISK: The risk that a strategy used by a Fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK: The risk of losses attributable to natural disasters, crop failures and similar events.

NON-DIVERSIFICATION RISK: The risk associated with non-diversified portfolios that there may be a limited number of companies each representing a larger percentage of the portfolio and, if adversely effected by some event, each would have a greater adverse effect on the portfolio than on a portfolio where assets are diversified among a larger number of companies.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

POLITICAL RISK: The risk of losses directly attributable to government or political actions of any sort. These actions may range from changes in tax or trade statutes to expropriation, governmental collapse and war.

VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

                        RISKS OF INTERNATIONAL INVESTING

There can be no assurance that each Fund's investment objective will be attained. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies.
Investors should consider carefully the following special factors before investing in a Fund.

CURRENCY RISK: The value of a Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.


     EURO-CONVERSION RISK: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future. The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.


POLITICAL AND ECONOMIC RISK: The economies of many of the countries in which a Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Fund's investments.

REGULATORY RISK: Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less public information available about foreign securities than is available about domestic securities. Foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

MARKET RISK: The securities markets in many of the countries in which a Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. Transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

EMERGING MARKETS AND DEVELOPING COUNTRIES: Investors should also be aware that the Funds may invest in companies located within emerging or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. The Advisor believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets.

                             SPECIAL CONSIDERATIONS

NON-DIVERSIFIED PORTFOLIO: The Funds are non-diversified portfolios, which means that, with respect to 50% of its total assets, they may invest more than 5% of its assets in obligations of one issuer. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.) Since the Funds may invest a greater percentage of their assets in securities of fewer issuers than a diversified portfolio, they may be subject to greater investment and credit risks than a diversified portfolio.

FUNDAMENTAL POLICIES: The investment objectives of the Funds, including the concentration percentages set forth along with the objectives of the U.S. Equity Funds and the policy of the International Equity Funds not to concentrate in a particular industry , and certain of the limitations set forth in the Statement of Additional Information ("SAI") as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. Fundamental limitations set forth in the SAI include, among other things, limiting borrowing to 33 1/3% for temporary, extraordinary purposes; restricting short sales to situations where the security is owned by the Fund; restricting the acquisition of more than 10% of the voting securities of any one issuer; and limiting lending of Fund assets.

PORTFOLIO TURNOVER AND FUND ASSETS: Each Fund does not intend to purchase or sell securities for short-term trading purposes. A Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when Meridian believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The portfolio turnover rate of each Fund will generally not exceed 100%. However, investment advisers will be using the various funds to accommodate their clients' needs. If the asset allocation or timing models dictate, they may move significant funds in or out of a particular fund, increasing the portfolio turnover rate. In this regard investors should be aware that a Fund may not have significant assets at a time when money managers place their client funds in other sectors which may expose remaining shareholders to higher expense ratios.

SHAREHOLDER RIGHTS: The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.


     YEAR 2000 COMPUTER ISSUE: Many computer systems in use today cannot properly process date-related information from and after January 1, 2000. Failure of any computer system employed by the Funds or the Funds' major service providers could have a negative impact on fund operations and shareholder services. The Year 2000 problem also presents some uncertainties and possible risks (particularly in foreign markets) as to whether payment and operational systems of banks, brokers and other financial institutions will be affected. As major service providers, the Funds' adviser, custodian, transfer agent and fund accounting service have taken inventory of all hardware, software, networks and processing platforms, and customer and vendor interdependencies. The adviser has requested that significant vendors assess and advise with respect to Year 2000 issues in order to determine the extent to which fund operations would be vulnerable to third party failure to remedy their own Year 2000 issues. As a result of these actions, the Funds and the Funds' adviser have no reason to believe that there will be a negative impact on fund operations as a result of the Year 2000 problem.
                            HOW TO INVEST IN THE FUND



Shares of each Fund are sold on a continuous basis. An investor may invest any amount it chooses as often as it wishes. However, the minimum amount of an Investment in any one ICON Fund is $1,000. Shares may also be purchased through a broker-dealer or other financial institution authorized by the Fund's distributor, and investors may be charged a fee for this service by said broker-dealer or institution.


INITIAL PURCHASE BY MAIL: You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to ICON Funds and sent to the address listed below. If you prefer overnight delivery, use the overnight street address listed below.

U.S. MAIL:  ICON Funds            OVERNIGHT:  ICON Funds
            Mutual Fund Services              Mutual Fund Services - Third Floor
            Post Office Box 701               615 East Michigan Street
            Milwaukee, Wisconsin              Milwaukee, Wisconsin
                       53201-0701                        53202

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment. The beneficial owners custodians will agree to provide the Trust with the states in which the beneficial owners reside at the time of purchasing shares so that the Trust will be able to comply with applicable state laws.

INITIAL PURCHASE BY WIRE: You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at 1-800-764-0442 for wiring instructions. You should be prepared to provide the information on the application to the Transfer Agent.

You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

ADDITIONAL INVESTMENTS: Shareholders may add to their account at any time by purchasing shares by mail or by wire according to the aforementioned wiring instructions. Shareholders should notify the Transfer Agent at 1-800-764-0442 prior to sending their wire. The remittance form which is attached to a shareholder's individual account statement should, if possible, accompany any investment made through the mail. Every purchase request must include a shareholder's account registration number in order to assure that funds are credited properly.

AUTOMATIC INVESTMENT PLAN: You may make regular investments in the Funds with the Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS: Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact your adviser for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable.

OTHER PURCHASE INFORMATION: Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund, and a fee of $20 will be charged . If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares.

REDEMPTIONS BY MAIL: You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


                          ICON Funds
                          Mutual Fund Services
                          Post Office Box 701
                          Milwaukee, Wisconsin  53201

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions in excess of $25,000, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Firstar Trust Company, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

REDEMPTIONS BY TELEPHONE: If an election is made on the investment application (or subsequently in writing), you may redeem any part of your account in any Fund by calling the Transfer Agent at 1-800-764-0442. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

SPECIAL   REDEMPTION   ARRANGEMENTS:   Special   arrangements  may  be  made  by
institutional investors or on behalf of accounts established by brokers, advisers, banks or similar institutions to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-764-0442.

ADDITIONAL INFORMATION: If you are not certain of the requirements for a redemption please call the Transfer Agent at 1-800-764-0442. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.

                              HOW TO MAKE EXCHANGES

Shares of a Fund may be exchanged for shares of any other Fund based on the respective net asset values of each Fund involved. An exchange may be made by following the redemption procedure described above under "How to Redeem Shares" or if a telephone redemption has been elected, by calling the transfer agent at 1-800-764-0442. An exchange order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes.

                             SHARE PRICE CALCULATION

The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of 4:00 p.m., Eastern time on each day the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. In the event markets are closed early (such as on the eve of a holiday), net asset value per share will be determined at such earlier time. The net asset value per share of each Fund will fluctuate.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in Meridian's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when Meridian determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Meridian, subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Meridian believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Meridian, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                               DIVIDENDS AND TAXES

UNITED STATES TAXES

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid.

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund expects to distribute substantially all of its net investment income, if any, and any net realized capital gains at least once each year.

The Fund is subject to a nondeductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70 percent dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his shares.

Each January, the Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70 percent dividends received deduction available to corporations.

There is a possibility that a foreign country (e.g. China with exchange control regulations) may restrict or limit the ability of the Fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders. Any such restrictions or limitations could impact the Fund's ability to meet the distribution requirements described above.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.


Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.


FOREIGN TAXES

Income received by the Fund from sources within other countries in which the issuers of securities purchased by the Fund are located may be subject to withholding and other taxes imposed by such countries.


If the Fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible for, an election with the Internal Revenue Service to "pass-through to the Fund's shareholders the amount of such foreign income and withholding taxes paid by the Fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest. However this liquidation does not apply to individual shareholders to the extent of limit established under the code.


The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                    THE TRUST

ICON Funds (the "Trust") is an open-end management investment company, consisting of numerous separate, non-diversified portfolios each of which has its own investment objectives and policies. The portfolios are designed to serve a wide range of investor needs.

The Trust was formed September 19, 1996 as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series of the same class. Shares of numerous series have been authorized. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trustees will be a self-perpetuating body and will continue their positions until they resign, die or are removed by a written instrument signed by a least two-thirds of the Trustees, by vote of shareholders holding not less than two- thirds of the shares then outstanding of the Trust cast at any meeting called for that purpose, or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of the portfolios' shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             MANAGEMENT OF THE FUNDS

TRUSTEES: The business affairs of each Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE INVESTMENT ADVISOR: Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 under an investment advisory agreement with the Trust dated October 9, 1996, furnishes investment advice to the Trust and manages each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Michael J. Hart and Dr. Craig T. Callahan each own 50% of MM&R. Meridian's sole business is the management of growth-oriented portfolio's and related services designed to meet the investment needs of clients including individuals, pension and profit sharing plans, foundations, endowments, public retirement systems and insurance companies. For example, Meridian provides research/recommendations to make asset allocation and industry/country allocations to Security Benefit Life for use in managing a variable annuity separate account and related mutual fund. In addition, it is sub-advisor of one portfolio of the WRL Series Fund, Inc. Meridian's value-based investment style utilizes fundamental procedures and quantitative tools developed internally.

The Advisor provides to the Trust, and to each of the Funds within the Trust, management and investment advisory services. The Advisor furnishes an investment program for each of the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of each of the Funds. With respect to the Short-Term Fixed Income Fund, investment advisory services have been delegated to the investment Sub-Advisor discussed below, subject to the general supervision and control of the Advisor and the Board of Trustees.

The investment decisions for each Fund are made by an investment committee of Meridian, which is primarily responsible for the day-to-day management of each Fund's portfolio. Dr. Craig T. Callahan is Chairman of the Investment Management Committee. He directs Meridian's investment research and analysis. Dr. Callahan has been Chief Investment Officer for the Advisor and its predecessor since 1986.

For the services provided to ICON Funds, Meridian receives a monthly fee from each Fund at an annual rate based on the fund's average daily net assets as follows:

                        Fund                   Advisory Fee Rate
                        ----                   -----------------
                  U.S. Equity Funds                    1.00%
                  International Equity Funds           1.00%
                  Fixed Income Fund                    0.65%

The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisor may, from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Consistent  with the  Rules of Fair  Practice  of the  National  Association  of
Securities Dealers, Inc., and subject to its obligation of seeking best execution, Meridian may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

THE INVESTMENT SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts 02109, under an investment sub-advisory agreement with the Trust and the Advisor dated December 18, 1996, serves as Sub-Advisor to the Short-Term Fixed Income Fund. Wellington Management is a Massachusetts limited liability partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided advisory services to investment companies since 1933 and to investment counseling clients since 1960. As of September 30, 1998, Wellington Management had investment management authority with respect to approximately $187 billion of assets.

John C. Keogh, Senior Vice President of Wellington Management, serves as the portfolio manager for the Short-Term Fixed Income Fund. He has been an investment professional with Wellington Management since 1983. Mr. Keogh is supported by research and other investment services provided by the professional staff of Wellington Management.

For the services provided to the Short-Term Fixed Income Fund, Wellington Management receives a quarterly fee from the Advisor at an annual rate based on the average month-end net assets of the Fund for each such calendar quarter as follows:

        Average Net Assets                          Annual Rate
        ------------------                          -----------
        On First $250 million                       0.20%
        On Next $250 million                        0.15%
        Over $500 million                           0.125%

Notwithstanding the foregoing, Wellington Management is entitled to receive from the Advisor a minimum annual fee of $100,000.


THE CO-ADMINISTRATORS: The Trust retains both Meridian and AmeriPrime as co-administrators to manage the Trust's business affairs and provide the Trust with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the funds equal to an annual average rate of 0.05%, declining to 0.04% for net assets above $500 million. Employees of AmeriPrime may act as officers of the Trust and are reimbursed for expenses associated with attending Board Meetings.


THE DISTRIBUTOR: The Trust retains Meridian Clearing Corporation 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, an affiliate of the Advisor to act as the principal distributor of the Fund's shares. Craig T. Callahan and Erik L. Jonson are officers of the distributor and officers of the Trust. The Distributor provides its services to the Trust for no additional or ongoing compensation. The Advisor is responsible for out of pocket expenses incurred by the Distributor.

The Trust pays all other expenses for its operations and activities. Each of the Funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                             PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, each of the Funds may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, a Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds; to Morningstar's Mutual Fund Values; to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index of unmanaged groups of common stock; to the Morgan Stanley Capital International Index European (Free) Portion; to the FT-SE Eurotrack 200 Index; or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune, Investor's Business Daily and Barron's magazine may also be used in comparing performance of the Funds. Performance comparisons shall not be considered as representative of the future performance of any Fund.

A Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. A Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

A Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month or 30-day period by the maximum offering price per share on the last day of such period. This income is then "annualized". That is, the amount of income generated by the investment during that period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

                                   ICON FUNDS

                       SHARES OF ELEVEN U.S. EQUITY FUNDS,
                            FIVE FOREIGN EQUITY FUNDS
                             AND A FIXED INCOME FUND
                           ARE SOLD AT NET ASSET VALUE
            WITHOUT SALES COMMISSIONS, 12b-1 FEES OR REDEMPTIONS FEES



                               INVESTMENT ADVISOR
                   Meridian Investment Management Corporation
                       12835 East Arapahoe Road, Tower II
                              Englewood, CO 80112

                                   DISTRIBUTOR
                      Meridian Clearing Corporation.
                        12835 East Arapahoe Road, Tower II
                              Englewood, CO 80112

                          CUSTODIAN AND TRANSFER AGENT
                           Firstar Trust Company, Inc
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                CO-ADMINISTRATORS
                       AmeriPrime Financial Services, Inc.
                         1793 Kingswood Drive, Suite 200
                             Southlake, Texas 76092
                                       And
                     Meridian Investment Management Corporation
                       12835 East Arapahoe Road, Tower II
                              Englewood, CO 80112


                             INDEPENDENT ACCOUNTANTS
                            PricewaterhouseCoopers LLP
                       950 Seventeenth Street, Suite 2500
                             Denver, Colorado 80202




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS BEING AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND TO SELL ITS SHARES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

- ------------------------------------------------------------------------------
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
- ------------------------------------------------------------------------------

                                   ICON FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION



                              December 15, 1998



                            ICON Basic Materials Fund ICON Capital Goods Fund ICON Consumer Cyclicals Fund ICON Consumer Staples Fund ICON Energy Fund ICON Financial Services Fund ICON Healthcare Fund ICON Leisure Fund ICON Technology Fund ICON Telecommunication & Utilities Fund ICON Transportation Fund

                            ICON Asia Region Fund
                            ICON South Pacific Region Fund
                            ICON North Europe Region Fund
                            ICON South Europe Region Fund
                            ICON Western Hemisphere Fund

                            ICON Short-Term Fixed Income Fund





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the appropriate Fund prospectus dated December 15, 1998,(the "prospectus"), which may be obtained by writing the Advisor at 12835 E. Arapahoe Road Tower II, PH, Englewood, CO 80112 or by calling 1-888-389-4266.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST.......................................................3

INVESTMENT RESTRICTIONS........................................................4

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........5

RISKS OF FOREIGN INVESTING....................................................10

PORTFOLIO TRANSACTIONS........................................................12

PORTFOLIO TURNOVER............................................................13

THE INVESTMENT ADVISOR........................................................13

TRUSTEES AND OFFICERS.........................................................15

DETERMINATION OF SHARE PRICE..................................................16

CALCULATION OF PERFORMANCE DATA...............................................16
         Total Return.........................................................16
         Yield    ............................................................17
         Nonstandardized Total Return.........................................17

TAX STATUS....................................................................17
         Taxation of the Funds -- In General..................................17
         Taxation of the Funds' Investments...................................18
         Taxation of the Shareholder..........................................18
         Other Tax Considerations.............................................19

ADMINISTRATIVE SERVICES.......................................................19

CUSTODIAN.....................................................................20

TRANSFER AGENT................................................................20

INDEPENDENT ACCOUNTANTS AND COUNSEL...........................................20

DISTRIBUTOR...................................................................20

FINANCIAL STATEMENTS..........................................................20

                            DESCRIPTION OF THE TRUST

         ICON Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. There are numerous series within the Trust, each of which represents a separate non-diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").

         The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

         Each share of each of the Funds represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

         The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

         As described under "the Trust" in the prospectus, under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required.  In  addition,  after  the  Trustees  were  initially  elected  by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

         On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual Fund, a separate vote of that Fund would be required. Shareholders of any Fund are not entitled to vote on any matter which does not affect their Fund but which requires a separate vote of another Fund.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

         Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

         Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                             INVESTMENT RESTRICTIONS

         A Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(ii) more than 50% of the Fund's outstanding shares.

         A Fund may not

         (1)   Issue senior securities.

         (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

         (3) Underwrite the securities of other issuers.

         (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

         (5) Engage in the purchase or sale of commodities or commodity contracts, except that the Funds may invest in financial and currency futures contracts and related options for bona fide hedging purposes and to provide exposure while attempting to reduce transaction costs.

         (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's net assets.

         (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity utilizing financial futures and related options.

         (8) Make short sales in situations where the security is not owned by a Fund.

         (9)   Acquire more than 10% of the voting securities of any one issuer.

         (10) With respect to 50% of a Fund, invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     The following investment restrictions may be changed by the Board of Trustees without a shareholder vote:

         A Fund may not

         (11) Invest in companies for the purpose of exercising control or management.

         (12) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

         (13)   Invest more than 15% of its net assets in illiquid securities.

         (14) Invest in oil, gas or other mineral leases.

         (15) In connection with bona fide hedging activities, invest more than 5% of its assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.


         (16) Invest in shares issued by other investment companies except for cash management purposes as permitted under applicable laws and regulations.


         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

     FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Fund in an amount equal to the commitments of the Funds to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Fund will direct its Custodian to place the securities in a separate account. A Fund will direct its Custodian to segregate such assets for when, as and if issued commitments only when it determines that issuance of the security is probable. When a separate account is maintained, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

         Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of a Fund until the Advisor determines that issuance of the security is probable. At such time, a Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

         Securities purchased on a forward commitment basis and subject to reverse repurchase agreements are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, a Fund remains substantially fully invested at the same time that it has purchased on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

         LEVERAGING. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

          PUT AND CALL OPTIONS.  The Funds may purchase put and call options.

          PURCHASING OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. A Fund also may terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's "strike" price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

         WRITING OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the "strike" price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the "strike" price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.

         If the underlying prices rise, a put writer would generally expect to profit. Although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, the writer also may profit, because it should be able to close out the option at a lower price. If the underlying prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if the underlying prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

         COMBINED   POSITIONS.   A  Fund  may  purchase  and  write  options  in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

          Options and futures prices also can diverge from the prices of their underlying instruments or precious metals, even if the underlying instruments or precious metals match the Fund's investment well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or precious metal, and the time remaining until expiration of the contract, which may not affect the security or the precious metal prices the same way. Imperfect correlation also may result from: differing levels of demand in the options and futures markets and the securities or precious metal markets, structural differences in how options and futures and securities or precious metal are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities or precious metal it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities or precious metals, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their "strike" prices are not close to the underlying instrument or precious metal's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions also could be impaired. In addition, one of the requirements for qualification as a regulated investment company for tax purposes in that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.
         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and "strike" price, the terms of over-the-counter options i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

         FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. A Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

         All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

         A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

          The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

         A Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

         A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which a Fund has (or expects to have) portfolio exposure.

         A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

         A Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

         On the settlement date of the currency transaction, a Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

         The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to buy the underlying currency at the loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

          The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument which is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

         SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, a Fund will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

         The restricted cash or liquid securities will either be identified as being restricted in a Fund's accounting records or physically segregated in a separate account at Firstar Trust Company, the Fund's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.

         Fund assets need not be segregated if a Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. A Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

         A Fund could cover a call option which it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options, and restricted securities. However, with respect to OTC options which the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

         RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a Fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                        RISKS OF INTERNATIONAL INVESTING

         POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         RELIGIOUS, POLITICAL, AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

         FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

          NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities, and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Foreign Region Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

         CURRENCY FLUCTUATIONS. Because each international equity Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

         The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

         Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

         ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor will consider such difficulties when determining the allocation of each Fund's assets, although the Advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

         The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments, and (iii) obtaining and enforcing judgments against such custodians.

         WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured.

          SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

         Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

                             PORTFOLIO TRANSACTIONS

         The Advisory Agreement between the Trust and the Advisor requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by each Fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Trust places portfolio transactions the Advisor may be relieved of expenses which it might otherwise bear.

         The Trust may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

         The Funds purchase portfolio securities from broker-dealers in both Principal and agency transactions. When a dealer sells a security on a Principal basis it is compensated by the "markup" it includes in the price of the Security. Listed securities are generally traded on an agency basis and the broker receives a commission for acting as agent. The aggregate dollar amount of brokerage fees paid by the Funds for the most recent fiscal years are as follows:
                                          1998                       1997
ICON Basic Materials                      129,032                    224,797
ICON Capital Goods                         0                            0
ICON Consumer Cyclicals                   100,879                     20,267
ICON Consumer Staples                      0                            0
ICON Energy                               58,200                        0
ICON Financial Services                   33,085                      22,998
ICON Healthcare                           85,621                      211,695
ICON Leisure                              72,685                      88,637
ICON Technology                           61,004                      57,749
ICON Telecommunications & Utilities       80,968                      16,438
ICON Transportation                       12,187                      29,534
ICON Asia Region                          91,693                      92,427
ICON North Europe                         80,415                     104,419
ICON South Europe                        107,372                      40,549
ICON South Pacific                         0                            0
ICON Western Hemisphere                    0                            0

     Fiscal year 1998 was the first full year of operations for most of the funds. During fiscal 1997 the Funds commenced operations - with the ICON Energy Fund commencing operations during fiscal 1998 In seeking its primary investment objective of capital appreciation, a Fund may expect that it generally will hold investments for at least six months. However, if the Advisor concludes that economic, market or industry conditions warrant major adjustments in any Fund's investment positions or if unusual market conditions or developments dictate the taking of a temporary defensive position in short-term money market instruments, changes may be made without regard to the length of time an investment has been held, or whether a sale results in profit or loss, or a purchase results in the reacquisition of an investment which may have only recently been sold by the Fund.
                               PORTFOLIO TURNOVER

          The Advisor buys and sells securities for the Funds to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity. A change in the securities held by a Fund is known as "portfolio turnover." It is anticipated that portfolio turnover for each fund will be equal to or less than 100%. However, the Funds are to be used by other investment advisers allocating client assets between various sectors or countries. If said advisers move client assets in and out of a Fund, that Fund's portfolio turnover rate could be significantly greater. Portfolio turnover rates for prior fiscal periods are set forth in the "Financial Highlights" portion of the prospectus.

                             THE INVESTMENT ADVISOR


         The Trust retains Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 (the "Advisor") to manage each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Michael J. Hart and Dr. Craig T. Callahan each own 50% of MM&R, and Dr. Callahan may be deemed to control the Advisor due to his ownership of MM&R shares and his position as an officer and director of the Advisor. The Advisor is providing the minimum regulatory capital to the Trust and will be its controlling shareholder until the number of shares sold to others exceeds the number issued to the Advisor, which is anticipated shortly after effective registration.


         Under the terms of the Advisory Agreement, the Advisor manages the Funds' investments subject to approval of the Board of Trustees. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% for the ICON U.S. Equity Funds of the average daily net assets; 1.00% for the ICON Foreign Equity Funds; 0.65% for the ICON Fixed Income Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. The Fund is responsible for the payment of all expenses incurred in connection with the organization and initial registration of shares of a Fund.

         The Trust and the Advisor, in connection with the ICON Short-Term Fixed Income Fund, have entered into an Investment Sub-Advisory Agreement with Wellington Management Company LLP (the "Sub-Advisor") as discussed in the prospectus. The Sub-Advisor's compensation is set forth in the prospectus and is paid by the Advisor. The Fund will not be responsible for the Sub-Advisor's fee.

         The Advisor retains the right to use the name "ICON" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "ICON" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

          The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of a Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

          The Board of Trustees (including a majority of the "disinterested Trustees") and shareholder approval was given for the Advisory Agreement and the Investment Sub-Advisory Agreement through to and including October 1998 and December 1998, respectively. The Agreements provide that they will continue initially for two years, and from year to year thereafter, with respect to each Fund, as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or
(ii) by the Board of Trustees of the Trust, and/or by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. At the date hereof, the Advisory Agreement has been continued for an additional year, through October 1999. The Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

                           TRUSTEES AND OFFICERS


     The names of the  Trustees  and  executive  officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME, AGE AND ADDRESS     POSITION     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
- -----------------------  ------------ ---------------------------------------


CRAIG T. CALLAHAN *       President    President, Secretary  and  Treasurer of
Age:  47                  and Trustee  MM&R,  Chief Investment  Officer of the
52 Glenmoor Way                        Advisor,  and President of Meridian
Englewood, CO  80110                   Clearing Corp.


R. MICHAEL SENTEL         Trustee      Attorney for U.S. Department of Education
Age:  50                               since  October  1996;  owner of  Sentel &
15663 Wedge Way                        Company,  P.C.  1994 to present;  Counsel
Morrison, CO  80465                    (Section Chief) of Professional Liability
                                       Section of FDIC's Litigation Division from 1991 to 1994.

JAMES W. HIRE             Trustee      Principal  of  Hire  &  Associates  since
Age:  50                               1988.
1383 Solitude Lane
Evergreen, CO  80439


ERIK L. JONSON, CPA      Vice          Chief Financial Officer of MM&R since
Age:  49                 President     1996; Vice President and Chief Financial
9465 West Geddes Place   and Chief     Officer of the Trust from October 1996 to
Littleton, CO  80112     Accounting    May 1998, owner of Erik L. Jonson, CPA
                         Officer and   from 1986 to 1996.
                         Chief Financial
                         Officer

Deborah Zele Urtz        Chief         Chief  Compliance  Officer  of  Advisor,
Age: 34                  Compliance    Financial  and  Operations  Principal  of
4340 S. Delaware         Officer       Meridian    Clearing   Corp,   14   years
Englewood, CO  80110                   experience  in  securities  industry  in
                                       operations and compliance



         The compensation paid to the Trustees of the Trust during the fiscal year ended September 30, 1998, is set forth in the following table:


                                             Pension or          Estimated       Total Compensation
                        Aggregate            Retirement       Annual Benefits      from Trust (the
                    Compensation from     Accrued As Part          Upon           Trust is not in a
    Name                 Trust(1)        of Fund Expenses      Retirement         Fund Complex)(1)
- - -----------------   -----------------    ----------------     ---------------    ------------------
Craig T. Callahan           0                    0                   0                    0
R. Michael Sentel         $8,000                 0                   0                 $8,000
James W. Hire             $8,000                 0                   0                 $8,000
                         =======              =======             =======              =======
TOTAL                    $16,000                 0                   0                 $16,000


(1) Trustee fees are Trust expenses and each fund of the Trust pays a portion of the Trustee fees.


            DETERMINATION OF SHARE PRICE DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. In the event markets close early (such as on the eve of a holiday), net asset value per share will be determined as of such earlier time. The Funds are open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

          A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                   P(1+T) =ERV

                  Where:   P    =  a hypothetical $1,000 initial investment
                           T    =  average annual total return
                           n    =  number of years
                           ERV  =  ending  redeemable  value  at the  end of the
                                   applicable period of the hypothetical  $1,000
                                   investment made at the beginning of the applicable period.

         The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     Pursuant  to Item 22 of Form N-1A the  Trust is  providing  average  annual
Total Returns for the active funds for the year ended  September  30, 1998.  The
ICON Energy Fund commenced operations on november 5, 1997 and the annualized numbers are based on a period of less than one year and should not be construed to mean the fund's actual annual results will be the same.


     Fund                                             Average annual
                                                      total return
ICON Basic Materials Fund                                  (37.45%)
ICON Consumer Cyclicals Fund                               (28.26%)
ICON Energy Fund                                           (36.50%)
ICON Financial Services Fund                               (10.46%)
ICON Healthcare Fund                                         3.77%
ICON Leisure Fund                                            4.18%
ICON Technology Fund                                       (26.17%)
ICON Telecommunication & Utilities                          33.88%
ICON Transportation Fund                                   (22.08%)
ICON Asia Region Fund                                      (38.73%)
ICON North Europe Region Fund                               7.00%
ICON South Europe Region Fund                               6.11%
ICON Short-Term Fixed Income Fund                           6.55%




     A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

YIELD

         A Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                                 6
                          YIELD = 2 [ (A - B + 1)  - 1]
                                       -----
                                         CD

       Where:   A  =  dividends and interest earned during the period
                B  =  expenses accrued for the period (net of reimbursement)
                C  =  the average daily number of shares  outstanding during the period that were entitled to receive dividends
                D  =  the  maximum  offering  price per share on the last day of the period

NONSTANDARDIZED TOTAL RETURN

         A Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUNDS -- IN GENERAL

         As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.


     To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

         The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gains net income for the twelve-month period ending on October 31 and (3) any portion(not taxable to the Fund)of the respective balance from the preceding calendar year.The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.


TAXATION OF THE FUNDS' INVESTMENTS


         The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and time rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.


TAXATION OF THE SHAREHOLDER

         Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. To the extent that a Fund's net investment income does not arise from dividends on domestic common or preferred stock, the Funds' distributions will not qualify for the 70% corporate dividends-received deduction.

          Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

         A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.


                            OTHER TAX CONSIDERATIONS

         Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by a Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.


                             ADMINISTRATIVE SERVICES

     AmeriPrime Financial Services, Inc. and the Advisor ("Co-Administrators") provide day-to-day administrative services to the Trust. As described in the Funds' Prospectus, the Co-Administrators will provide the Trust with office space, facilities and simple business equipment, and will generally administer the Trust's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates.
                                    CUSTODIAN



         Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                 TRANSFER AGENT

         Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL


         PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, has been selected as independent accountants for the Trust for the fiscal year ending September 30, 1999. Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.


                                   DISTRIBUTOR

         Meridian Clearing Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, an affiliate of the Advisor, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered on a continuous basis.


         The Distributor is authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received an order when an authorized broker or, if appropriate, a broker's authorized designee, accepts the order and transmits it to the Trust in a timely manner. Said orders will be priced at the applicable funds' net asset value per share next computed after they are accepted by authorized broker or it authorized designee.
                              FINANCIAL STATEMENTS

The financial statements for the fiscal period ended September 30, 1998, are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with this Statement of Additional Information, unless previously provided. In that case, the Trust will promptly provide another copy, free of charge, upon request to:

                    Meridian Investment Management Corporation
                    1283 East Arapahoe Road, Tower II,
                    Englewood, Colorado  80112

                              or

                    call 1-888-389-ICON

At September  30, 1998,  the following  funds had not yet commenced  operations:
ICON Capital Goods Fund, ICON Consumer Staples Fund, ICON South Pacific Region Fund, and ICON Western Hemisphere Fund.

- -----------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION
- -----------------------------------------------------------------------------
                                   ICON FUNDS

PART C.       OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS


         (1) The audited financial highlights with respect to the following series of the ICON Funds for the year ended September 30, 1998 and for the period from the commencment of operations through September 30, 1997, are found in Part A of this registration statement.

               SERIES COMMENCEMENT OF OPERATIONS ICON Short-Term Fixed Income Fund February 7, 1997 ICON North Europe Region Fund February 18, 1997 ICON South Europe Region Fund February 20, 1997 ICON Healthcare Fund February 24, 1997 ICON Asia Region Fund February 25, 1997 ICON Technology Fund February 19, 1997 ICON Basic Materials Fund May 5, 1997 ICON Leisure Fund May 9, 1997 ICON Transportation Fund May 9, 1997 ICON Financial Services Fund July 1, 1997 ICON Consumer Cyclicals Fund July 9, 1997 ICON Telecommunication & Utilities Fund July 9, 1997

               The audited Financial Highlights for the ICON Energy Fund for the period from commencement of operations on November 5, 1997 through September 30, 1998 are found in Part A of this registration statement.

          (2) The audited financial statements with respect to the series of ICON Funds listed above for the period from commencement of operations through September 30, 1998, are incorporated by reference into Part B of this registration statement to the Trust's Annual Report to Shareholders.

     (b) EXHIBITS

     (1) (a) Master Trust Agreement dated September 19, 1996, is incorporated by reference from Registrant's Initial Registration Statement on Form N-1A filed with the Commission on October 28, 1996 (the "Initial Registration Statement").

         (b)  Amendment No. 1 to Master Trust Agreement  dated October 24, 1996,
              is   incorporated   by   reference   from   Registrant's   Initial
              Registration Statement.

         (c) Amendment No. 2 to the Master Trust Agreement dated December 18, 1996, incorporated by reference from Pre-effective amendment No. 1 to registrant's registration statement on Form N-1A filed with the Commission on December 19, 1996 ("Pre-effective Amendment").

     (2) By-Laws dated October 9, 1996, are incorporated by reference from Registrant's Initial Registration Statement.

     (3)      Not Applicable.

     (4)      Not Applicable.

     (5)(a) Advisory Agreement between Registrant and Meridian Investment Management Corporation dated October 9, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

        (b) Investment Sub-Advisory Agreement between Registrant, Meridian Investment Management Corporation and Wellington Management Company LLP dated December 18, 1996, is incorporated by reference from the Pre-effective Amendment.

     (6)      Distribution  Agreement  among  Registrant,   Meridian  Investment
              Management Corporation, and Meridian Clearing Corp dated November 1998 is filed herewith.

     (7)      Not Applicable.

     (8)(a) Custodian Agreement between Registrant and Firstar Trust Company, including Global Custody arrangement with Chase Manhattan Bank is incorporated by reference from Registrant's Initial Registration Statement.

     (8)(b)   Form of Global Custody Agreement between Firstar Trust Company and
              Chase   Manhattan   Bank  is   incorporated   by  reference   from
              Registrant's Initial Registration Statement.

     (9)(a)(i)Administrative Services Agreement between Registrant and AmeriPrime Financial Services, Inc. dated October 9, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

          (ii)Administrative Services Agreement Between Registrant and Meridian Investment Management Corporation dated April 1998, is filed herewith
        (b) Transfer Agent Agreement between Registrant and Firstar Trust Company dated October 9, 1996, is incorporated by reference from

              Registrant's Initial Registration Statement.

        (c) Fund Accounting Servicing Agreement between Registrant and Firstar Trust Company dated October 9, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

     (10) Opinion and Consent of Lynch, Brewer, Hoffman & Sands, LLP, Attorneys at Law, is incorporated by reference from Registrant's Initial Registration Statement.

     (11) Consent of independent accountants is filed herewith.

     (12)     Not Applicable.

     (13) Copy of Letter of Initial Stockholder is incorporated by reference to the Pre-effective Amendment.

     (14)     Not Applicable.

     (15)     None.

     (16) Schedule for Computation of Each Performance Quotation provided in response to Item 22 found in Part B under the heading Calculation of Performance Data.

     (17) Financial Data Schedule is filed herewith.

     (18) Powers of Attorney for Trustees and Officers are incorporated by reference from Registrant's Initial Registration Statement.

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration
         Statement at the section entitled "Administrative Services" and "The Investment Advisor."

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

         The number of record holders as of November 23, 1998, of each series of ICON Funds is as follows.

         TITLE OF SERIES                                NUMBER OF RECORD HOLDERS

         ICON Basic Materials Fund                               32
         ICON Capital Goods Fund                                 0
         ICON Consumer Cyclicals Fund                            37
         ICON Consumer Staples Fund                              0
         ICON Energy Fund                                        31
         ICON Financial Services Fund                            31
         ICON Healthcare Fund                                    33
         ICON Leisure Fund                                       33
         ICON Technology Fund                                    38
         ICON Telecommunication & Utilities Fund                 32
         ICON Transportation Fund                                33
         ICON Short-Term Fixed Income Fund                       15
         ICON Asia Region Fund                                   21
         ICON South Pacific Region Fund                          0
         ICON North Europe Region Fund                           20
         ICON South Europe Region Fund                           20
         ICON Western Hemisphere Fund                            0


ITEM 27.      INDEMNIFICATION

         Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Registrant's investment adviser and administrator is incorporated by reference to the Prospectus and Statement of Additional Information contained in Part A and Part B of this Registration Statement at the sections entitled "Management of the Fund" in the Prospectus, and "Investment Advisory Services" and "Administrative Services." Information pertaining to business and other connections in the Statement of Additional Information.

         Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisors Act of 1940, as amended (the "Advisors Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference to Schedules A and D of From ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-159089).

ITEM 29.      PRINCIPAL UNDERWRITERS

         Meridian Clearing Corp. is the Registrant's principal underwriter. Craig T. Callahan, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, owns 100% of the firm. Mr. Calahan is a trustee, officer and President of the Registrant.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

         Accounts,  books and  other  documents  required  to be  maintained  by
         Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 12835 East Arapahoe, Tower II, Englewood, Colorado 80112 and/or by the Registrant's Custodian, transfer and shareholder service agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 31.      MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

         None.

ITEM 32.      UNDERTAKINGS

         (a)  Not Applicable.

         (b)  Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (c) Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Englewood, State of Colorado, on the 30th day of November, 1998.



                                                       ICON Funds


                                                     By: /s/ Craig T. Callahan
                                                        ----------------------
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Craig T. Callahan
- - -------------------------------   President and Trustee   November 30, 1998
CRAIG T. CALLAHAN

/s/ R. Michael Sentel*
- - -------------------------------    Trustee                November 30, 1998
R. MICHAEL SENTEL

/s/ James W. Hire*
- - -------------------------------    Trustee                November 30, 1998
JAMES W. HIRE

/s/ Erik L. Jonson
- - -------------------------------  Vice President and     November 30, 1998
                                     Chief Accounting Officer
ERIK L. JONSON                       Chief Financial Officer


*  By: /S/Charles W. Lutter, Jr.
       -------------------------
       Charles W. Lutter, Jr.
       Attorney-in-Fact